UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Multi-Manager Alternative Strategies Fund
Institutional Class / CZAMX
Semi-Annual Shareholder Report |
February
28, 2025
This semi-annual shareholder report contains important information about Multi-Manager Alternative Strategies Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at 1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 63	1.27% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 489,044,382
Total number of portfolio holdings	1,511
Portfolio turnover for the reporting period	62%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Commodity-Related Investment Risk	12.2%
Equity Risk	21.5%
Foreign Exchange Risk	67.3%
Interest Rate Risk	55.0%
Short
Commodity-Related Investment Risk	3.2%
Equity Risk	1.0%
Foreign Exchange Risk	58.1%
Interest Rate Risk	77.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution
Guarantee
• May Lose Value
|
Multi-Manager Alternative Strategies Fund | Institutional Class

|

SSR100_08_(04/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager Alternative Strategies Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Alternative Strategies Fund | 2025

Consolidated Portfolio of Investments
February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-ARRR Class BR3
3-month Term SOFR + 1.700% Floor 1.700% 10/17/2034	6.003%	525,000	525,523
AIMCO CLO Ltd.(a),(b)
Series 2024-10A Class BRR
3-month Term SOFR + 1.750% Floor 1.750% 07/22/2037	6.040%	450,000	452,728
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	388,000	371,836
Allegro CLO Ltd.(a),(b)
Series 2016 Class C
3-month Term SOFR + 2.700% Floor 2.700% 04/25/2037	7.000%	550,000	555,496
Series 2024-2A Class B1
3-month Term SOFR + 1.900% Floor 1.900% 07/24/2037	6.197%	500,000	503,643
ALLO Issuer LLC(a)
Series 2023-1A Class C
06/20/2053	12.180%	163,000	176,778
Series 2024-1A Class C
07/20/2054	11.190%	342,200	372,107
AMMC CLO Ltd.(a),(b)
Series 2016-18A Class BR
3-month Term SOFR + 1.862% 05/26/2031	6.180%	600,000	602,313
Bayview Opportunity Master Fund VII(a),(b)
Series 2024-EDU1 Class E
30-day Average SOFR + 3.500% 06/25/2047	7.851%	469,040	479,615
Bear Mountain Park CLO Ltd.(a),(b)
Series 2022-1A Class BR
3-month Term SOFR + 1.750% Floor 1.750% 07/15/2037	6.052%	500,000	504,611
BlueMountain CLO Ltd.(a),(b)
Series 2016-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 11/15/2030	6.285%	525,000	526,170
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A2
3-month Term SOFR + 1.862% Floor 1.600% 10/20/2030	6.155%	500,000	499,599
Carvana Auto Receivables Trust(a),(c)
Series 2023-N3 Class R
09/10/2030	0.000%	2,000	460,363
CIFC Funding Ltd.(a),(b),(d)
Series 2014-4RA Class CRR
3-month Term SOFR + 2.600% Floor 2.600% 01/17/2035	6.920%	500,000	500,000
CIFC Funding Ltd.(a),(b)
Series 2023-2A Class B
3-month Term SOFR + 2.600% Floor 2.600% 01/21/2037	6.893%	450,000	456,014
Cloud Capital Holdco LP(a)
Series 2024-1A Class A2
11/22/2049	5.781%	270,000	275,739
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month Term SOFR + 1.864% Floor 1.750%, Cap 15.000% 09/01/2033	6.187%	200,515	200,117
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	130,000	129,628
DB Master Finance LLC(a)
Series 2019-1A Class A2II
05/20/2049	4.021%	179,550	180,142
Elmwood CLO Ltd.(a),(b)
Series 2024-6A Class B
3-month Term SOFR + 1.750% Floor 1.750% 07/17/2037	6.053%	500,000	504,164
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	430,000	411,286
Hertz Vehicle Financing III LLC(a)
Subordinated Series 2023-1A Class C
06/25/2027	6.910%	650,000	658,303
Hotwire Funding LLC(a)
Series 2024-1A Class A2
06/20/2054	5.893%	235,000	239,584
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntington Bank Auto Credit-Linked Notes(a),(b)
Subordinated Series 2024-2 Class C
30-day Average SOFR + 2.600% 10/20/2032	7.455%	418,941	419,900
Invesco US CLO Ltd.(a),(e)
Series 2024-4 Class Y
01/15/2038	3.000%	600,000	14,623
Subordinated Series 2024-4
01/15/2038	3.000%	600,000	470,594
J.G. Wentworth XXXVII LLC(a)
Subordinated Series 2016-1A Class B
06/17/2069	5.190%	569,199	527,254
Jersey Mike’s Funding LLC(a)
Series 2024-1 Class A2
02/15/2055	5.636%	355,000	355,306
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	125,371	123,481
LAD Auto Receivables Trust(a)
Subordinated Series 2023-2A Class D
02/15/2031	6.300%	550,000	549,355
LCM Ltd.(a),(b)
Series 37A Class CR
3-month Term SOFR + 1.900% Floor 1.900% 04/15/2034	6.240%	525,000	525,634
Madison Park Funding XXIX Ltd.(a),(b)
Series 2024-29A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/18/2030	6.093%	450,000	450,390
Magnetite Xlii Ltd.(a),(e)
Series 2024-42A Class
01/25/2038	3.000%	450,000	397,125
MetroNet Infrastructure Issuer LLC(a)
Series 2024-1A Class B
04/20/2054	7.590%	475,000	493,518
OCCU Auto Receivables Trust(a)
Series 2022-1 Class A3
10/15/2027	5.500%	207,915	208,411
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class AR
3-month Term SOFR + 1.300% Floor 1.300% 02/24/2037	5.593%	475,000	476,688
Palmer Square CLO Ltd.(a),(b)
Series 2015-1A Class BR5
3-month Term SOFR + 1.900% Floor 1.900% 05/21/2034	6.226%	510,000	511,292
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class A2
3-month Term SOFR + 2.012% Floor 1.750% 01/20/2034	6.305%	250,000	250,103
Rad CLO Ltd.(a),(b)
Series 2023-22A Class D
3-month Term SOFR + 5.000% Floor 5.000% 01/20/2037	9.293%	250,000	256,769
Series 2024-7A Class B1R
3-month Term SOFR + 1.900% Floor 1.900% 04/17/2036	6.203%	500,000	500,065
Rockford Tower CLO Ltd.(a),(b)
Series 2017-3A Class B
3-month Term SOFR + 1.732% Floor 1.470% 10/20/2030	6.025%	450,000	450,503
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	6.205%	448,279	448,586
Sabey Data Center Issuer LLC(a)
Series 2020-1 Class A2
04/20/2045	3.812%	128,182	128,575
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	6.019%	740,000	780,150
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	6.469%	122,104	122,373
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	6.669%	500,000	514,960
Series 2012-1 Class A3
30-day Average SOFR + 1.064% Floor 0.950% 09/25/2028	5.417%	230,582	227,826
Subordinated Series 2004-10 Class B
90-day Average SOFR + 0.632% Floor 0.370% 01/25/2040	5.188%	218,063	206,689
Subordinated Series 2012-7 Class B
30-day Average SOFR + 1.914% Floor 1.800% 09/25/2043	6.267%	550,000	548,252
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Switch ABS Issuer LLC(a)
Series 2024-2A Class A2
06/25/2054	5.436%	500,000	500,402
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	553,125	552,894
TAL Advantage VII LLC(a)
Series 2020-1A Class A
09/20/2045	2.050%	246,675	231,080
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	537,333	497,335
Textainer Marine Containers VIII Ltd.(a)
Series 2020-2A Class A
09/20/2045	2.100%	177,492	165,700
Series 2020-3A Class A
09/20/2045	2.110%	215,310	201,162
Tif Funding II LLC(a)
Series 2020-1A Class A
08/20/2045	2.090%	141,900	132,521
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	273,880	274,102
Vantage Data Centers LLC(a)
Series 2020-1A Class A2
09/15/2045	1.645%	395,000	387,900
Zayo Issuer LLC(a)
Series 2025-1A Class A2
03/20/2055	5.648%	190,000	193,044
Ziply Fiber Issuer LLC(a)
Subordinated Series 2024-1A Class B
04/20/2054	7.810%	400,000	416,872
Total Asset-Backed Securities — Non-Agency (Cost $22,707,654)			23,097,193

Commercial Mortgage-Backed Securities - Agency 0.2%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(e),(f)
Series 2019-P002 Class X
07/25/2033	1.138%	705,000	39,443
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e),(f)
CMO Series K057 Class X1
07/25/2026	1.148%	4,932,845	53,221
Series 2018-K732 Class X3
05/25/2046	2.210%	1,350,000	8,415
Series K039 Class X3 (FHLMC)
08/25/2042	5.348%	70,426	11,575
Series K043 Class X3
02/25/2043	3.969%	486,144	170
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K051 Class X3
10/25/2043	1.615%	2,099,984	19,839
Series K060 Class X3
12/25/2044	1.897%	1,349,985	39,518
Series KC07 Class X1
09/25/2026	0.729%	3,323,637	22,254
Series KL05 Class X1HG
12/25/2027	1.223%	2,400,000	72,833
Series KLU3 Class X1
01/25/2031	1.931%	1,563,529	125,318
Series KS06 Class X
08/25/2026	0.967%	2,109,908	15,816
Series Q004 Class XFL
05/25/2044	1.161%	1,085,992	41,759
Federal National Mortgage Association(e),(f)
Series 2016-M11B Class X2
07/25/2039	3.056%	403,559	5,736
Series 2016-M4 Class X2
01/25/2039	2.700%	266,257	1,460
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	99,141
Freddie Mac Multifamily Structured Pass-Through Certificates(e),(f)
Series K096 Class X3 (FHLMC)
07/25/2029	2.043%	3,390,000	251,684
FREMF Mortgage Trust(a),(b)
Subordinated Series 2019-KF71 Class B
30-day Average SOFR + 2.414% Floor 2.300% 10/25/2029	6.739%	282,676	263,099
Government National Mortgage Association(e),(f)
CMO Series 2014-103 Class IO
05/16/2055	0.188%	1,013,025	5,102
Series 2012-4 Class IO
05/16/2052	0.000%	1,654,838	16
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,516,657)			1,076,399

Commercial Mortgage-Backed Securities - Non-Agency 6.1%

1211 Avenue of the Americas Trust(a),(e)
Subordinated Series 2015-1211 Class B
08/10/2035	4.092%	380,000	364,800
225 Liberty Street Trust(a),(e),(f)
Series 2016-225L Class X
02/10/2036	0.875%	5,000,000	24,485
245 Park Avenue Trust(a)
Series 2017-245P Class A
06/05/2037	3.508%	288,000	278,309
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
245 Park Avenue Trust(a),(e)
Subordinated Series 2017-245P Class E
06/05/2037	3.657%	350,000	323,337
AMSR Trust(a)
Subordinated Series 2020-SFR3 Class H
09/17/2037	6.500%	800,000	799,347
BAMLL Commercial Mortgage Securities Trust(a),(e)
Series 2018-PARK Class A
08/10/2038	4.091%	95,000	92,037
BFLD Trust(a),(b)
Series 2021-FPM Class A
1-month Term SOFR + 1.714% Floor 1.600% 06/15/2038	6.027%	288,000	287,910
BOCA Commercial Mortgage Trust(a),(b)
Series 2024-BOCA Class A
1-month Term SOFR + 1.921% Floor 1.921% 08/15/2041	6.233%	195,000	195,733
BX Commercial Mortgage Trust(a),(b)
Series 2021-CIP Class A
1-month Term SOFR + 1.035% Floor 0.921% 12/15/2038	5.347%	389,359	388,994
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	5.126%	385,000	382,594
Series 2024-XL5 Class A
1-month Term SOFR + 1.392% Floor 1.392% 03/15/2041	5.704%	263,735	264,064
Subordinated CMO Series 2021-VOLT Class F
1-month Term SOFR + 2.514% Floor 2.400% 09/15/2036	6.826%	245,000	243,163
Subordinated Series 2021-SOAR Class E
1-month Term SOFR + 1.914% Floor 1.800% 06/15/2038	6.226%	350,695	349,818
Subordinated Series 2022-LP2 Class C
1-month Term SOFR + 1.560% Floor 1.562% 02/15/2039	5.874%	318,500	318,337
BX Trust(a),(b)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2041	6.402%	356,000	356,223
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-LBA Class DJV
1-month Term SOFR + 1.714% Floor 1.600% 02/15/2036	6.026%	550,000	547,594
Subordinated Series 2021-LBA Class EJV
1-month Term SOFR + 2.114% Floor 2.000% 02/15/2036	6.426%	240,000	238,950
Subordinated Series 2022-PSB Class C
1-month Term SOFR + 3.697% Floor 3.697% 08/15/2039	8.009%	294,000	294,092
Subordinated Series 2024-BIO Class D
1-month Term SOFR + 3.639% 02/15/2041	7.951%	463,000	454,409
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	208,616
Series 2022-CLS Class A
10/13/2027	5.760%	150,000	151,330
BX Trust(a),(b),(d)
Series 2025-VLT6 Class E
1-month Term SOFR + 3.191% Floor 3.191% 03/15/2030	7.513%	406,000	404,857
BXHPP Trust(a),(b)
Subordinated Series 2021-FILM Class C
1-month Term SOFR + 1.214% Floor 1.100% 08/15/2036	5.526%	600,000	569,351
BXP Trust(a),(e)
Subordinated Series 2017-GM Class D
06/13/2039	3.425%	630,000	596,089
CAMB Commercial Mortgage Trust(a),(b)
Series 2019-LIFE Class A
1-month Term SOFR + 1.184% Floor 1.320% 12/15/2037	5.679%	330,000	330,000
Citigroup Commercial Mortgage Trust(a)
Series 2013-375P Class A
05/10/2035	3.251%	491,325	490,807
Citigroup Commercial Mortgage Trust(e),(f)
Series 2016-P3 Class XA
04/15/2049	1.645%	8,542,355	100,455
Citigroup Commercial Mortgage Trust(a),(e)
Series 2023-SMRT Class A
06/10/2028	6.015%	135,000	138,386
COMM Mortgage Trust(a),(e),(f)
Series 2020-SBX Class X
01/10/2038	0.585%	11,501,000	36,414
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust(e),(f)
Series 2012-CR4 Class XA
10/15/2045	1.144%	672,393	9,522
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	500,000	490,036
CoreVest American Finance Trust(a),(e),(f)
Series 2019-3 Class XA
10/15/2052	2.015%	35,371	371
Series 2020-1 Class XA
03/15/2050	2.309%	196,334	7,625
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	165,171	152,340
CRSNT Trust(a),(b)
Subordinated Series 2021-MOON Class C
1-month Term SOFR + 1.664% Floor 1.550% 04/15/2036	5.976%	492,000	485,235
CSAIL Commercial Mortgage Trust(e),(f)
Series 2015-C3 Class XA
08/15/2048	0.633%	7,301,629	2,132
CSMC Trust(a),(e)
Subordinated Series 2021-B33 Class B
10/10/2043	3.645%	423,000	366,381
DBGS Mortgage Trust(e)
Subordinated Series 2018-C1 Class AM
10/15/2051	4.617%	542,000	519,502
Del Amo Fashion Center Trust(a),(e)
Subordinated Series 2017-AMO Class C
06/05/2035	3.636%	420,000	388,792
DOLP Trust(a),(e)
Subordinated Series 2021-NYC Class D
05/10/2041	3.704%	500,000	420,075
DROP Mortgage Trust(a),(b)
Subordinated Series 2021-FILE Class B
1-month Term SOFR + 1.814% Floor 1.700% 10/15/2043	6.126%	311,000	286,898
ELP Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-ELP Class C
1-month Term SOFR + 1.434% Floor 1.320% 11/15/2038	5.746%	349,593	348,391
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	200,590	196,613
Series 2021-SFR2 Class F2
09/17/2038	3.157%	850,000	797,588
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-SFR3 Class F2
12/17/2038	3.832%	820,000	782,043
Grace Trust(a)
Subordinated Series 2020-GRCE Class B
12/10/2040	2.600%	500,000	431,927
Great Wolf Trust(a),(b)
Series 2024-WOLF Class B
1-month Term SOFR + 2.091% Floor 2.091% 03/15/2039	6.462%	540,000	541,013
Series 2024-WOLF Class C
1-month Term SOFR + 2.391% Floor 2.391% 03/15/2039	6.762%	360,000	360,900
GS Mortgage Securities Corp II(a),(e)
Series 2017-375H Class A
09/10/2037	3.475%	460,000	436,168
Hilton USA Trust(a),(e)
Subordinated Series 2016-HHV Class F
11/05/2038	4.194%	450,000	434,957
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	76,218	72,667
Hudson Yards Mortgage Trust(a),(e)
Series 2019-55HY Class F
12/10/2041	2.943%	85,000	72,631
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class B
1-month Term SOFR + 3.286% Floor 3.286% 08/15/2037	7.598%	150,000	149,917
JPMBB Commercial Mortgage Securities Trust(e),(f)
Series 2014-C23 Class XA
09/15/2047	0.404%	394,624	9
Series 2014-C26 Class XA
01/15/2048	0.410%	286,920	9
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	348,353
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2022-NLP Class H
1-month Term SOFR + 5.010% Floor 5.010% 04/15/2037	9.322%	224,544	170,544
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	5.607%	530,000	519,394
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-BMR2 Class B
1-month Term SOFR + 1.794% Floor 1.794% 05/15/2039	6.106%	605,000	573,219
MHC Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MHC Class B
1-month Term SOFR + 1.215% Floor 1.101% 04/15/2038	5.527%	432,000	431,595
MHC Trust(a),(b)
Series 2021-MHC2 Class E
1-month Term SOFR + 2.064% 05/15/2038	6.376%	600,000	598,312
Morgan Stanley Bank of America Merrill Lynch Trust(e),(f)
Series 2015-C26 Class XA
10/15/2048	0.899%	6,953,467	3,933
Series 2016-C31 Class XA
11/15/2049	1.257%	1,971,343	28,454
Morgan Stanley Capital I Trust(a),(e)
Series 2018-MP Class A
07/11/2040	4.419%	212,000	193,951
Natixis Commercial Mortgage Securities Trust(a),(e),(f)
Series 2020-2PAC Class XA
12/15/2038	1.395%	937,398	13,051
Series 2020-2PAC Class XB
12/15/2038	0.957%	2,665,000	25,934
Natixis Commercial Mortgage Securities Trust(a),(e)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.316%	60,000	49,422
NRTH Mortgage Trust(a),(b)
Series 2024-PARK Class A
1-month Term SOFR + 1.641% 03/15/2041	6.445%	362,000	362,679
NYC Commercial Mortgage Trust(a),(b)
Series 2025-3BP Class A
1-month Term SOFR + 1.213% 02/15/2042	5.523%	170,000	169,368
Series 2025-3BP Class D
1-month Term SOFR + 2.441% 02/15/2042	6.751%	425,000	423,938
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class AJ
1-month Term SOFR + 1.364% Floor 1.250% 01/15/2036	5.676%	372,000	354,381
PGA Trust(a),(b)
Subordinated Series 2024-RSR2 Class B
1-month Term SOFR + 2.390% Floor 2.390% 06/15/2039	6.762%	670,000	670,838
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a),(e)
Series 2024-SFR5 Class E2
08/09/2029	3.625%	740,000	663,173
Progress Residential Trust(a)
Subordinated Series 2021-SFR7 Class E2
08/17/2040	2.640%	788,000	713,690
Subordinated Series 2021-SFR9 Class E1
11/17/2040	2.811%	910,000	837,125
Subordinated Series 2024-SFR3 Class D
06/17/2041	3.500%	450,000	419,348
RIDE(a),(e)
Series 2025-SHRE Class D
02/14/2035	6.297%	400,000	405,021
ROCK Trust(a)
Series 2024-CNTR Class E
11/13/2041	8.819%	570,000	605,583
SCOTT Trust(a)
Subordinated Series 2023-SFS Class AS
03/15/2040	6.204%	100,000	101,189
SFAVE Commercial Mortgage Securities Trust(a),(e)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	425,000	370,518
Series 2015-5AVE Class A2B
01/05/2043	4.144%	35,000	31,368
Subordinated Series 2015-5AVE Class C
01/05/2043	4.388%	345,000	295,815
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class B
1-month Term SOFR + 1.350% Floor 1.350% 01/15/2039	5.662%	350,000	347,813
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	6.262%	430,000	424,625
Subordinated Series 2022-MINI Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	7.012%	350,000	341,688
STWD FL1 Ltd.(a),(b)
Series 2019 Class AS
1-month Term SOFR + 1.514% Floor 1.400% 07/15/2038	5.826%	8,156	8,147
SWCH Commercial Mortgage Trust(a),(b)
Series 2025-DATA Class E
1-month Term SOFR + 3.340% Floor 3.290% 03/15/2042	7.648%	625,000	622,182
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VMC Finance LLC(a),(b)
Series 2021-FL4 Class B
1-month Term SOFR + 1.914% Floor 1.800% 06/18/2036	6.226%	299,000	290,998
Wells Fargo Commercial Mortgage Trust(a),(e)
Series 2024-SVEN Class D
06/10/2037	6.323%	667,000	638,193
Subordinated Series 2019-JDWR Class D
09/15/2031	3.326%	425,000	412,758
Wells Fargo Commercial Mortgage Trust(e)
Subordinated Series 2018-C47 Class AS
09/15/2061	4.673%	560,000	551,392
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $29,936,727)			30,002,235

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Media 0.1%
Intelsat SA(g)	7,905	295,782
Total Communication Services		295,782
Real Estate 0.0%
Real Estate Management & Development 0.0%
China Aoyuan Group Ltd.(g)	30,741	882
Total Real Estate		882
Total Common Stocks (Cost $260,681)		296,664

Convertible Bonds(h) 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
Air Canada
07/01/2025	4.000%	210,000	208,151
American Airlines Group, Inc.
07/01/2025	6.500%	490,000	513,275
Total			721,426
Banking 0.3%
Barclays PLC(i),(j)
	7.625%	200,000	200,563
BNP Paribas SA(a),(i),(j)
	8.500%	270,000	285,311
HSBC Holdings PLC(i),(j)
	6.950%	350,000	350,556
Convertible Bonds(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Societe Generale SA(a),(i),(j)
	8.125%		200,000	202,611
UBS Group AG(a),(i),(j)
	7.000%		290,000	289,356
Total				1,328,397
Cable and Satellite 0.1%
Liberty Media Corp.(a)
09/30/2053	2.375%		205,000	301,863
Consumer Cyclical Services 0.1%
Uber Technologies, Inc.
12/01/2028	0.875%		396,000	491,040
Electric 0.2%
CenterPoint Energy, Inc.
08/15/2026	4.250%		485,000	512,402
PNM Resources, Inc.(a)
06/01/2054	5.750%		265,000	329,104
Southern Co. (The)(a)
06/15/2027	4.500%		375,000	406,875
Total				1,248,381
Food and Beverage 0.0%
Davide Campari-Milano NV(a)
01/17/2029	2.375%	EUR	100,000	99,222
Lodging 0.1%
Marriott Vacations Worldwide Corp.
12/15/2027	3.250%		335,000	312,555
Other Utility 0.1%
American Water Capital Corp.
06/15/2026	3.625%		365,000	365,182
Retailers 0.1%
Burlington Stores, Inc.
12/15/2027	1.250%		235,000	318,542
Technology 0.0%
Worldline SA(a),(c)
07/30/2026	0.000%	EUR	142,416	141,702
Total Convertible Bonds (Cost $4,955,723)				5,328,310
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)

Convertible Preferred Stocks 0.4%
Issuer		Shares	Value ($)
Industrials 0.1%
Aerospace & Defense 0.1%
Boeing Co. (The)	6.000%	8,650	518,221
Total Industrials			518,221
Information Technology 0.1%
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co.	7.625%	5,750	332,665
Total Information Technology			332,665
Utilities 0.2%
Electric Utilities 0.2%
Nextera Energy, Inc.	7.234%	20,400	913,716
Total Utilities			913,716
Total Convertible Preferred Stocks (Cost $1,656,266)			1,764,602

Corporate Bonds & Notes(h) 20.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ABS Other 0.1%
American Tower Trust #1(a)
03/15/2028	5.490%		410,000	415,126
SBA Tower Trust(a)
01/15/2028	6.599%		240,000	246,487
Total				661,613
Aerospace & Defense 0.5%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	97,842
Boeing Co. (The)
05/01/2030	5.150%		940,000	941,780
05/01/2034	6.528%		130,000	139,363
05/01/2050	5.805%		385,000	371,880
TransDigm, Inc.(a)
08/15/2028	6.750%		260,000	264,562
12/01/2031	7.125%		730,000	753,727
Total				2,569,154
Airlines 0.3%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		157,375	149,749
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%		710,000	705,651
Delta Air Lines Pass-Through Trust
06/10/2028	2.500%		71,206	66,574
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%		185,000	195,885
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		295,301	275,451
United Airlines, Inc.(a)
04/15/2029	4.625%		110,000	106,048
Total				1,499,358
Apartment REIT 0.1%
American Homes 4 Rent LP
04/15/2052	4.300%		210,000	169,738
Invitation Homes Operating Partnership LP
08/15/2033	5.500%		60,000	60,888
01/15/2034	2.700%		35,000	28,566
Total				259,192
Automotive 0.5%
Allison Transmission. Inc.(a)
01/30/2031	3.750%		100,000	89,817
Ford Motor Co.
02/12/2032	3.250%		1,645,000	1,371,597
Ford Motor Credit Co. LLC
02/16/2028	2.900%		200,000	186,047
10/09/2028	5.625%	GBP	215,000	269,884
General Motors Financial Co., Inc.(i),(j)
	6.500%		200,000	197,966
Subordinated
	5.700%		24,000	23,209
Volkswagen Financial Services AG(a)
11/19/2031	3.875%	EUR	200,000	208,864
Volkswagen International Finance NV(a),(i),(j)
	7.875%	EUR	100,000	117,355
Total				2,464,739
Banking 2.9%
American Express Co.(i),(j)
	3.550%		85,000	82,229
Bank of America Corp.(i),(j)
	4.375%		80,000	78,001
Bank of America Corp.(j)
02/04/2028	2.551%		110,000	105,799
06/14/2029	2.087%		50,000	46,043
10/24/2031	1.922%		765,000	652,346
04/22/2032	2.687%		490,000	431,172
Bank of Montreal(j)
11/26/2082	7.325%	CAD	580,000	425,280
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Junior Subordinated
11/26/2084	7.300%		785,000	792,461
Bank of Nova Scotia (The)(j)
10/27/2082	8.625%		415,000	437,025
Citigroup, Inc.(j)
03/20/2030	3.980%		270,000	261,211
11/05/2030	2.976%		100,000	91,799
Five Star Bancorp(a),(j)
Subordinated
09/01/2032	6.000%		95,000	89,750
Goldman Sachs Group, Inc. (The)(j)
12/09/2026	1.093%		1,745,000	1,697,269
01/27/2032	1.992%		200,000	169,360
HSBC Holdings PLC(j)
06/04/2026	2.099%		720,000	715,278
Independent Bank Group, Inc.(j)
Subordinated
08/15/2034	8.375%		140,000	144,432
JPMorgan Chase & Co.(i),(j)
	3.650%		85,000	83,159
JPMorgan Chase & Co.(j)
04/22/2027	1.578%		285,000	275,756
04/26/2028	4.323%		90,000	89,405
06/01/2029	2.069%		615,000	567,161
Morgan Stanley(j)
04/28/2026	2.188%		415,000	413,417
01/24/2029	3.772%		510,000	497,591
07/20/2029	5.449%		250,000	255,767
PNC Financial Services Group, Inc. (The)(j)
10/20/2034	6.875%		70,000	77,763
01/22/2035	5.676%		50,000	51,503
Popular, Inc.
03/13/2028	7.250%		215,000	222,776
Provident Financial Services, Inc.(j)
Subordinated
05/15/2034	9.000%		210,000	214,745
Royal Bank of Canada(i),(j)
	4.200%	CAD	600,000	380,411
Royal Bank of Canada(j)
05/02/2084	7.500%		610,000	631,315
11/24/2084	6.350%		515,000	496,044
Santander UK Group Holdings PLC(j)
06/14/2027	1.673%		110,000	105,626
Toronto-Dominion Bank (The)
09/09/2025	2.667%	CAD	601,000	414,408
Toronto-Dominion Bank (The)(j)
10/31/2082	8.125%		630,000	657,205
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
US Bancorp(i),(j)
	3.700%		345,000	329,382
Webster Financial Corp.(j)
Subordinated
11/01/2030	3.875%		255,000	249,857
Wells Fargo & Co.(j)
06/02/2028	2.393%		140,000	133,249
07/25/2029	5.574%		1,180,000	1,208,863
02/11/2031	2.572%		280,000	251,851
Wells Fargo & Co.(a),(j)
07/22/2032	3.900%	EUR	205,000	220,613
Total				14,047,322
Brokerage/Asset Managers/Exchanges 0.0%
Jane Street Group/Finance, Inc.(a)
11/01/2032	6.125%		30,000	30,119
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%		95,000	89,825
04/30/2031	7.125%		80,000	82,993
Total				202,937
Building Materials 0.2%
Advanced Drainage Systems, Inc.(a)
06/15/2030	6.375%		70,000	70,892
Cemex SAB de CV(a)
07/11/2031	3.875%		200,000	178,959
Quikrete Holdings, Inc.(a)
03/01/2033	6.750%		125,000	126,861
Stanley Black & Decker, Inc.(j)
03/15/2060	4.000%		740,000	737,540
Total				1,114,252
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%		15,000	13,982
02/01/2031	4.250%		110,000	98,420
Charter Communications Operating LLC/Capital
04/01/2031	2.800%		50,000	43,212
02/01/2032	2.300%		20,000	16,175
02/01/2034	6.650%		40,000	41,626
04/01/2048	5.750%		490,000	432,629
07/01/2049	5.125%		690,000	557,933
04/01/2051	3.700%		400,000	258,101
06/01/2052	3.900%		135,000	89,588
CSC Holdings LLC(a)
04/01/2028	7.500%		25,000	18,572
05/15/2028	11.250%		255,000	248,628
01/31/2029	11.750%		52,000	50,775
02/01/2029	6.500%		136,000	113,541
12/01/2030	4.625%		55,000	29,418
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EchoStar Corp.
11/30/2029	10.750%	90,000	96,371
LCPR Senior Secured Financing DAC(a)
07/15/2029	5.125%	198,000	149,016
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%	550,000	494,363
09/01/2031	3.875%	120,000	104,063
Time Warner Cable LLC
09/01/2041	5.500%	360,000	317,146
Virgin Media Finance PLC(a)
07/15/2030	5.000%	400,000	347,229
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	510,000	487,944
08/15/2030	4.500%	200,000	177,643
VZ Secured Financing BV(a)
01/15/2032	5.000%	340,000	299,976
Total			4,486,351
Chemicals 0.2%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	200,000	170,593
EverArc Escrow Sarl(a)
10/30/2029	5.000%	212,000	199,161
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%	455,000	393,509
11/15/2040	3.268%	5,000	3,704
12/01/2050	3.468%	25,000	16,895
International Flavors & Fragrances, Inc.
06/01/2047	4.375%	5,000	4,050
Total			787,912
Construction Machinery 0.2%
United Rentals North America, Inc.
07/15/2030	4.000%	365,000	339,673
02/15/2031	3.875%	505,000	461,888
Total			801,561
Consumer Cyclical Services 0.2%
Match Group, Inc.(a)
08/01/2030	4.125%	150,000	135,812
Raven Acquisition Holdings LLC(a)
11/15/2031	6.875%	100,000	98,862
Uber Technologies, Inc.
01/15/2030	4.300%	398,000	391,515
09/15/2034	4.800%	210,000	205,145
Total			831,334
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Consumer Products 0.2%
Edgewell Personal Care Co.(a)
06/01/2028	5.500%		94,000	92,605
Energizer Holdings, Inc.(a)
12/31/2027	6.500%		150,000	151,961
03/31/2029	4.375%		40,000	37,442
Prestige Brands, Inc.(a)
04/01/2031	3.750%		207,000	186,545
Spectrum Brands, Inc.(a)
03/15/2031	3.875%		272,000	233,500
Total				702,053
Diversified Manufacturing 0.0%
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	97,834
Vertical US Newco, Inc.(a)
07/15/2027	5.250%		100,000	98,981
Total				196,815
Electric 1.7%
AES Corp. (The)(a)
07/15/2030	3.950%		115,000	108,136
AES Corp. (The)(j)
01/15/2055	7.600%		1,170,000	1,194,086
Alliant Energy Finance LLC(a)
03/01/2032	3.600%		405,000	367,738
Alpha Generation LLC(a)
10/15/2032	6.750%		120,000	121,625
American Electric Power Co., Inc.(j)
12/15/2054	6.950%		580,000	593,670
Arizona Public Service Co.
08/15/2034	5.700%		545,000	558,264
Black Hills Corp.
05/15/2034	6.150%		360,000	379,734
Dominion Energy, Inc.(j)
06/01/2054	7.000%		365,000	385,985
02/01/2055	6.875%		65,000	67,328
05/15/2055	6.625%		280,000	283,249
DPL, Inc.
07/01/2025	4.125%		370,000	367,688
Duke Energy Corp.(j)
09/01/2054	6.450%		70,000	70,919
Duke Energy Progress LLC
12/01/2044	4.150%		225,000	187,628
E.ON SE(a)
11/07/2031	0.625%	EUR	170,000	151,419
09/05/2038	3.875%	EUR	100,000	104,800
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Emera, Inc.(j)
Junior Subordinated
06/15/2076	6.750%		700,000	706,289
Eurogrid GmbH(a)
05/15/2032	1.113%	EUR	100,000	89,973
04/21/2033	0.741%	EUR	100,000	85,237
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%		480,000	494,381
Exelon Corp.(j)
03/15/2055	6.500%		450,000	450,512
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		229,000	215,050
Long Ridge Energy LLC(a)
02/15/2032	8.750%		170,000	170,698
NextEra Energy Capital Holdings, Inc.(j)
08/15/2055	6.500%		190,000	192,481
NSTAR Electric Co.
05/15/2027	3.200%		520,000	506,190
Southern Co. (The)
07/01/2026	3.250%		184,000	181,011
Southern Co. (The)(j)
03/15/2055	6.750%		340,000	343,762
Southwestern Electric Power Co.
11/01/2051	3.250%		85,000	56,333
Total				8,434,186
Environmental 0.0%
Waste Pro USA, Inc.(a)
02/01/2033	7.000%		175,000	177,352
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%		250,000	234,695
AerCap Ireland Capital DAC/Global Aviation Trust(j)
03/10/2055	6.950%		330,000	339,375
Air Lease Corp.(i),(j)
	4.125%		255,000	244,285
Air Lease Corp.
03/01/2025	3.250%		160,000	159,991
Avolon Holdings Funding Ltd.(a)
11/18/2027	2.528%		399,000	373,380
FirstCash, Inc.(a)
03/01/2032	6.875%		100,000	102,071
GGAM Finance Ltd.(a)
02/15/2027	8.000%		260,000	268,871
Total				1,722,668
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Food and Beverage 1.0%
Anheuser-Busch InBev SA(a)
03/22/2044	3.950%	EUR	200,000	211,729
Becle SAB de CV(a)
10/14/2031	2.500%		205,000	166,150
Bimbo Bakeries USA, Inc.(a)
01/09/2036	5.375%		440,000	436,556
Darling Ingredients, Inc.(a)
06/15/2030	6.000%		555,000	556,353
H-Food Holdings LLC/Hearthside Finance Co., Inc.(a),(k)
06/01/2026	0.000%		145,000	4,356
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%		124,000	126,333
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		82,000	89,077
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%		390,000	354,473
01/15/2032	3.625%		440,000	396,956
12/01/2052	6.500%		126,000	133,901
Kraft Heinz Foods Co.
01/26/2039	6.875%		200,000	224,916
06/01/2046	4.375%		620,000	517,352
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%		240,000	276,855
MARB BondCo PLC(a)
01/29/2031	3.950%		400,000	343,683
Mondelez International Holdings Netherlands BV(a)
10/01/2031	0.875%	EUR	100,000	90,295
Performance Food Group, Inc.(a)
08/01/2029	4.250%		220,000	207,437
Post Holdings, Inc.(a)
12/15/2029	5.500%		225,000	220,460
09/15/2031	4.500%		65,000	59,339
03/01/2033	6.375%		500,000	498,863
Total				4,915,084
Gaming 0.3%
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		90,000	90,296
06/01/2028	5.750%		80,000	81,550
01/15/2029	5.300%		20,000	20,082
01/15/2031	4.000%		105,000	97,987
MGM Resorts International
10/15/2028	4.750%		20,000	19,425
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		185,000	168,399
VICI Properties LP
05/15/2032	5.125%		395,000	389,656
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(a)
01/15/2028	4.500%		29,000	28,664
12/01/2029	4.625%		185,000	179,909
08/15/2030	4.125%		450,000	423,899
Total				1,499,867
Health Care 1.3%
180 Medical, Inc.(a)
10/15/2029	3.875%		311,000	289,499
American Medical Systems Europe BV
03/08/2031	3.000%	EUR	220,000	228,663
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	479,971
CVS Health Corp.
03/25/2038	4.780%		35,000	31,749
03/25/2048	5.050%		185,000	160,415
06/01/2053	5.875%		109,000	104,873
CVS Health Corp.(j)
03/10/2055	7.000%		305,000	308,722
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	259,696
HCA, Inc.
09/15/2025	7.580%		125,000	126,744
12/01/2027	7.050%		115,000	121,164
09/01/2028	5.625%		100,000	102,130
09/01/2030	3.500%		1,554,000	1,442,978
04/01/2034	5.600%		680,000	685,746
Lonza Finance International NV(a)
04/24/2036	3.875%	EUR	100,000	106,866
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%		372,000	134,685
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	337,551
Option Care Health, Inc.(a)
10/31/2029	4.375%		160,000	150,410
Prime Healthcare Services, Inc.(a)
09/01/2029	9.375%		100,000	94,745
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	185,348
Sartorius Finance BV(a)
09/14/2035	4.875%	EUR	100,000	112,823
Sotera Health Holdings LLC(a)
06/01/2031	7.375%		95,000	97,700
Stryker Corp.
02/10/2028	4.700%		510,000	513,040
Total				6,075,518
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.3%
Centene Corp.
12/15/2029	4.625%	55,000	52,784
02/15/2030	3.375%	650,000	588,028
10/15/2030	3.000%	585,000	512,522
03/01/2031	2.500%	445,000	375,836
Elevance Health, Inc.
02/15/2035	5.200%	90,000	90,016
Total			1,619,186
Healthcare REIT 0.0%
Healthcare Realty Holdings LP
01/15/2028	3.625%	63,000	60,608
03/15/2031	2.050%	16,000	13,323
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	10,000	9,156
Total			83,087
Independent Energy 1.1%
Aker BP ASA(a)
10/01/2034	5.125%	310,000	297,135
Civitas Resources, Inc.(a)
07/01/2031	8.750%	395,000	412,376
Continental Resources, Inc.(a)
01/15/2031	5.750%	401,000	407,060
04/01/2032	2.875%	888,000	744,403
Encana Corp.
08/15/2034	6.500%	495,000	522,332
02/01/2038	6.500%	260,000	272,042
EQT Corp.(a)
05/15/2031	3.625%	870,000	796,103
EQT Corp.
02/01/2034	5.750%	175,000	178,615
Occidental Petroleum Corp.
09/01/2030	6.625%	475,000	502,676
01/01/2031	6.125%	285,000	295,700
05/01/2031	7.500%	195,000	216,369
09/15/2036	6.450%	90,000	94,229
Petrorio Luxembourg Sarl(a)
06/09/2026	6.125%	200,000	200,585
Var Energi ASA(a)
01/15/2028	7.500%	200,000	212,835
Total			5,152,460
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Integrated Energy 0.3%
Cenovus Energy, Inc.
02/07/2028	3.500%	CAD	215,000	148,608
11/15/2039	6.750%		878,000	964,320
06/15/2047	5.400%		310,000	281,451
Total				1,394,379
Leisure 0.2%
Carnival Corp.(a)
01/15/2030	5.750%	EUR	160,000	178,839
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%		89,000	86,930
NCL Corp., Ltd.(a)
02/01/2032	6.750%		305,000	311,861
Royal Caribbean Cruises Ltd.(a)
02/01/2033	6.000%		575,000	581,435
Total				1,159,065
Life Insurance 0.0%
Athene Global Funding(a)
03/08/2027	3.205%		95,000	91,300
08/19/2028	1.985%		10,000	9,087
Total				100,387
Lodging 0.2%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%		351,000	342,380
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%		483,000	427,879
Travel + Leisure Co.(a)
12/01/2029	4.500%		380,000	361,446
Total				1,131,705
Media and Entertainment 0.5%
News Corp.(a)
05/15/2029	3.875%		745,000	704,912
Warnermedia Holdings, Inc.
03/15/2032	4.279%		220,000	197,442
03/15/2042	5.050%		185,000	153,189
03/15/2052	5.141%		733,000	566,649
WMG Acquisition Corp(a)
02/15/2031	3.000%		655,000	583,600
Total				2,205,792
Metals and Mining 0.6%
ATI, Inc.
08/15/2030	7.250%		92,000	95,712
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	1,045,000	1,045,668
05/01/2033	7.375%	385,000	387,149
Freeport-McMoRan, Inc.
08/01/2030	4.625%	265,000	259,872
11/14/2034	5.400%	280,000	282,734
03/15/2043	5.450%	895,000	854,776
Total			2,925,911
Midstream 1.4%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	5,000	4,988
AmeriGas Partners LP/Finance Corp.(a)
06/01/2028	9.375%	55,000	55,586
Cheniere Energy Partners LP
03/01/2031	4.000%	895,000	842,083
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	275,000	286,536
Enbridge, Inc.(j)
06/27/2054	7.200%	285,000	294,484
01/15/2084	8.500%	465,000	516,103
Energy Transfer LP(i),(j)
	6.625%	336,000	334,058
	7.125%	565,000	575,143
Energy Transfer LP(j)
05/15/2054	8.000%	485,000	514,865
Ferrellgas LP/Finance Corp.(a)
04/01/2026	5.375%	200,000	199,311
04/01/2029	5.875%	219,000	204,567
Global Partners LP/Finance Corp.
01/15/2029	6.875%	150,000	151,200
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2032	8.375%	70,000	71,123
South Bow Canadian Infrastructure Holdings Ltd.(a),(j)
03/01/2055	7.500%	190,000	195,584
Sunoco LP/Finance Corp.
05/15/2029	4.500%	225,000	215,353
TMS Issuer Sarl(a)
08/23/2032	5.780%	300,000	309,679
TransCanada PipeLines Ltd.
03/01/2034	4.625%	5,000	4,755
TransCanada PipeLines Ltd.(j)
06/01/2065	7.000%	250,000	247,785
Transcanada Trust(j)
Junior Subordinated
03/07/2082	5.600%	455,000	429,690
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	80,000	74,075
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
TransMontaigne Partners LLC(a)
06/15/2030	8.500%		100,000	101,480
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		196,000	182,673
Venture Global LNG, Inc.(a),(i),(j)
	9.000%		330,000	335,559
Venture Global LNG, Inc.(a)
01/15/2030	7.000%		78,000	79,086
02/01/2032	9.875%		87,000	95,172
Western Midstream Operating LP(j)
02/01/2030	4.050%		285,000	271,422
Total				6,592,360
Natural Gas 0.1%
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		225,000	232,226
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	200,000	217,270
Sempra(j)
04/01/2055	6.550%		230,000	223,078
Total				672,574
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		117,000	105,427
02/15/2028	5.950%		5,000	4,421
04/01/2029	4.650%		155,000	121,821
01/15/2030	3.250%		75,000	52,763
Total				284,432
Oil Field Services 0.0%
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%		180,000	184,983
Other Financial Institutions 0.1%
Greystar Real Estate Partners LLC(a)
09/01/2030	7.750%		87,000	91,467
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		85,000	86,445
06/15/2030	9.000%		225,000	221,032
Icahn Enterprises LP/Finance Corp.(a)
11/15/2029	10.000%		26,000	26,417
Total				425,361
Other Industry 0.1%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%		103,000	102,081
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Artera Services LLC(a)
02/15/2031	8.500%		120,000	120,142
Total				222,223
Other REIT 0.1%
American Assets Trust LP
02/01/2031	3.375%		155,000	137,401
Extra Space Storage LP
10/15/2031	2.400%		30,000	25,588
Host Hotels & Resorts LP
12/15/2029	3.375%		315,000	292,986
09/15/2030	3.500%		115,000	105,801
Lexington Realty Trust
09/15/2030	2.700%		135,000	119,078
Total				680,854
Other Utility 0.0%
Suez SACA(a)
05/24/2034	2.875%	EUR	100,000	98,231
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		60,000	54,084
08/15/2027	5.250%		206,000	104,530
08/15/2027	5.250%		20,000	10,152
Ball Corp.
03/15/2026	4.875%		86,000	85,707
03/15/2028	6.875%		475,000	487,196
08/15/2030	2.875%		945,000	828,638
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		24,000	23,962
07/15/2027	5.625%		125,000	125,042
Berry Global, Inc.
04/15/2028	5.500%		360,000	366,361
01/15/2034	5.650%		120,000	123,548
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%		94,000	94,961
Sealed Air Corp.(a)
09/15/2025	5.500%		357,000	357,054
04/15/2029	5.000%		175,000	170,880
Total				2,832,115
Paper 0.0%
Clearwater Paper Corp.(a)
08/15/2028	4.750%		100,000	94,301
Graphic Packaging International LLC(a)
07/15/2027	4.750%		93,000	91,194
Total				185,495
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pharmaceuticals 0.4%
1375209 BC Ltd.(a)
01/30/2028	9.000%		300,000	300,548
Allergan Funding SCS
11/15/2028	2.625%	EUR	100,000	99,939
Bayer US Finance II LLC(a)
12/15/2025	4.250%		100,000	99,516
12/15/2028	4.375%		174,000	169,471
06/25/2038	4.625%		520,000	449,124
07/15/2044	4.400%		86,000	66,129
Bayer US Finance LLC(a)
11/21/2053	6.875%		195,000	203,251
Grifols SA(a)
05/01/2030	7.500%	EUR	296,000	325,889
Johnson & Johnson
02/26/2033	3.050%	EUR	170,000	178,003
Kevlar SpA(a)
09/01/2029	6.500%		251,000	238,486
Total				2,130,356
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%		185,000	186,824
Aon Corp.
05/15/2030	2.800%		230,000	209,555
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	250,000	219,838
Farmers Exchange Capital III(a),(j)
Subordinated
10/15/2054	5.454%		300,000	275,216
Farmers Insurance Exchange(a),(j)
Subordinated
11/01/2057	4.747%		100,000	82,116
Total				973,549
Refining 0.0%
MC Brazil Downstream Trading SARL(a)
06/30/2031	7.250%		202,542	171,319
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%		430,000	412,200
02/15/2029	3.500%		445,000	415,071
McDonald’s Corp.(a)
03/07/2035	4.250%	EUR	100,000	110,268
Papa John’s International, Inc.(a)
09/15/2029	3.875%		110,000	104,053
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Yum! Brands, Inc.(a)
01/15/2030	4.750%		645,000	624,601
Yum! Brands, Inc.
03/15/2031	3.625%		860,000	779,440
01/31/2032	4.625%		300,000	281,863
Total				2,727,496
Retailers 0.1%
Crocs, Inc.(a)
08/15/2031	4.125%		110,000	98,015
Magic MergeCo, Inc.(a)
05/01/2028	5.250%		108,000	80,968
05/01/2029	7.875%		131,000	79,936
Saks Global Enterprises LLC(a)
12/15/2029	11.000%		40,000	36,920
Total				295,839
Supermarkets 0.0%
ELO SACA(a)
12/08/2028	4.875%	EUR	100,000	94,918
Supranational 0.5%
Asian Development Bank
01/22/2029	3.625%	NOK	3,000,000	262,477
Asian Infrastructure Investment Bank (The)(a)
12/15/2025	0.200%	GBP	245,000	298,128
European Investment Bank(a)
01/20/2032	0.250%	EUR	470,000	418,619
Inter-American Development Bank(a)
10/30/2025	2.750%	AUD	330,000	202,848
Inter-American Development Bank
01/29/2026	2.700%	AUD	138,000	84,542
International Bank for Reconstruction & Development
03/16/2026	1.250%	NOK	1,410,000	121,528
04/24/2028	6.850%	INR	18,500,000	212,524
08/08/2034	1.200%	EUR	675,000	610,793
International Development Association(a)
02/17/2027	1.750%	NOK	900,000	76,417
International Finance Corp.
09/10/2025	0.375%	NZD	592,000	325,752
Total				2,613,628
Technology 0.7%
Block, Inc.(a)
05/15/2032	6.500%		85,000	86,747
CDW LLC/Finance Corp.
12/01/2031	3.569%		120,000	108,624
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%		85,000	80,346
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CommScope, Inc.(a)
09/01/2029	4.750%		37,000	33,301
Dell International LLC/EMC Corp.
07/15/2046	8.350%		275,000	355,813
Everi Holdings, Inc.(a)
07/15/2029	5.000%		195,000	195,677
Fidelity National Information Services, Inc.
12/03/2028	1.000%	EUR	210,000	203,453
Foundry JV Holdco LLC(a)
01/25/2031	5.500%		60,000	61,145
Gartner, Inc.(a)
10/01/2030	3.750%		300,000	278,348
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%		75,000	75,963
Intel Corp.
08/12/2031	2.000%		50,000	41,747
02/10/2053	5.700%		45,000	42,369
MSCI, Inc.(a)
09/01/2030	3.625%		745,000	690,504
02/15/2031	3.875%		275,000	256,148
11/01/2031	3.625%		345,000	313,922
08/15/2033	3.250%		90,000	77,944
Open Text Corp.(a)
12/01/2027	6.900%		70,000	72,390
Oracle Corp.
04/01/2027	2.800%		100,000	96,535
08/03/2028	4.800%		215,000	216,972
11/15/2047	4.000%		255,000	198,254
Total				3,486,202
Tobacco 0.1%
Altria Group, Inc.
02/04/2028	4.875%		165,000	166,283
BAT Capital Corp.
03/16/2052	5.650%		140,000	132,272
Total				298,555
Wireless 1.0%
Altice France SA(a)
02/01/2027	8.125%		240,000	214,523
American Tower Corp.
06/15/2030	2.100%		175,000	152,536
04/15/2031	2.700%		75,000	66,182
05/16/2031	4.625%	EUR	185,000	205,847
Cellnex Finance Co. SA(a)
09/15/2032	2.000%	EUR	200,000	188,073
Global Switch Finance BV(a)
10/07/2030	1.375%	EUR	150,000	147,429
Corporate Bonds & Notes(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
SBA Communications Corp.
02/15/2027	3.875%		890,000	866,698
02/01/2029	3.125%		475,000	435,386
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		815,750	819,570
T-Mobile US, Inc.
04/15/2026	2.625%		119,000	116,622
04/15/2027	3.750%		20,000	19,681
02/01/2028	4.750%		118,000	118,288
02/15/2031	2.875%		125,000	111,693
04/15/2031	3.500%		360,000	333,039
03/15/2032	2.700%		220,000	190,172
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%		630,000	545,973
07/15/2031	4.500%	GBP	185,000	200,714
04/15/2032	5.625%	EUR	100,000	104,928
04/15/2032	7.750%		120,000	121,693
Total				4,959,047
Wirelines 0.1%
Altice Financing SA(a)
08/15/2029	5.750%		75,000	58,842
Cogent Communications Group, Inc.(a)
06/15/2027	7.000%		90,000	90,801
Consolidated Communications, Inc.(a)
10/01/2028	6.500%		40,000	39,073
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%		385,000	385,112
03/15/2031	8.625%		86,000	91,917
Total				665,745
Total Corporate Bonds & Notes (Cost $100,927,585)				99,816,522

Foreign Government Obligations(h),(l) 8.1%

Australia 0.8%
Airservices Australia
11/15/2028	5.400%	AUD	480,000	307,283
05/15/2030	2.200%	AUD	450,000	248,175
New South Wales Treasury Corp.
03/08/2033	2.000%	AUD	705,000	357,430
05/07/2041	2.250%	AUD	415,000	170,016
New South Wales Treasury Corp.(a)
03/20/2034	1.750%	AUD	385,000	183,867
09/20/2035	4.750%	AUD	635,000	384,136
Queensland Treasury Corp.(a)
08/22/2035	4.500%	AUD	720,000	423,872
07/21/2036	5.250%	AUD	955,000	593,462
11/20/2041	2.250%	AUD	405,000	161,110
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Foreign Government Obligations(h),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Australian Government Financing Authority(a)
05/24/2034	1.750%	AUD	555,000	263,279
Treasury Corp. of Victoria
12/20/2032	4.250%	AUD	510,000	306,291
11/20/2034	2.250%	AUD	215,000	104,567
11/20/2040	5.000%	AUD	300,000	175,648
Treasury Corp. of Victoria(a)
09/15/2036	4.750%	AUD	670,000	398,256
Total				4,077,392
Austria 0.0%
Republic of Austria Government Bond(a)
02/20/2033	2.900%	EUR	175,000	184,498
Brazil 0.5%
Brazil Notas do Tesouro Nacional Series F
01/01/2027	10.000%	BRL	13,260,000	2,124,195
Brazilian Government International Bond
03/15/2034	6.125%		200,000	194,261
03/15/2035	6.625%		200,000	198,643
Total				2,517,099
Canada 0.9%
Canadian Government Bond
03/01/2025	1.250%	CAD	295,000	203,895
09/01/2029	3.500%	CAD	465,000	333,538
12/01/2030	0.500%	CAD	400,000	244,646
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	101,324
OMERS Finance Trust(a)
03/26/2031	4.750%		250,000	253,199
01/28/2035	3.250%	EUR	260,000	273,997
Ontario Teachers’ Finance Trust(a)
04/16/2031	2.000%		465,000	403,330
Province of Alberta(a)
04/18/2025	0.625%	EUR	290,000	300,008
Province of British Columbia
07/06/2033	4.200%		350,000	341,597
Province of Ontario
12/02/2030	1.350%	CAD	1,109,000	700,330
06/02/2045	3.450%	CAD	380,000	240,574
Province of Ontario(a)
01/31/2034	3.100%	EUR	185,000	194,564
Province of Quebec(a)
04/07/2025	0.200%	EUR	240,000	248,359
Province of Quebec
09/08/2033	4.500%		436,000	434,682
Total				4,274,043
Foreign Government Obligations(h),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 0.2%
Corporación Nacional del Cobre de Chile(a)
02/02/2033	5.125%		200,000	193,156
01/26/2036	6.440%		204,000	211,578
11/04/2044	4.875%		490,000	413,324
Total				818,058
Colombia 0.1%
Colombia Government International Bond
04/15/2031	3.125%		580,000	473,127
Costa Rica 0.1%
Costa Rica Government International Bond(a)
04/03/2034	6.550%		200,000	206,542
Finland 0.1%
Finland Government Bond(a)
09/15/2033	3.000%	EUR	445,000	471,828
France 0.2%
RTE Reseau de Transport d’Electricite SADIR(a)
04/30/2033	3.500%	EUR	1,100,000	1,166,850
Germany 0.2%
Bundesrepublik Deutschland Bundesanleihe(a),(c)
02/15/2031	0.000%	EUR	310,000	283,595
05/15/2035	0.000%	EUR	340,000	275,666
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2034	2.200%	EUR	330,000	338,135
Bundesschatzanweisungen(a)
03/13/2025	2.500%	EUR	170,000	176,330
Total				1,073,726
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%		200,000	195,616
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		200,000	163,106
India 0.5%
Export-Import Bank of India(a)
02/01/2028	3.875%		200,000	195,121
India Government Bond
06/15/2025	5.220%	INR	30,950,000	352,351
04/08/2026	7.270%	INR	3,500,000	40,291
06/20/2027	7.380%	INR	30,330,000	352,490
04/18/2029	7.100%	INR	45,410,000	527,559
10/07/2029	6.450%	INR	11,000,000	124,798
07/12/2031	6.100%	INR	7,990,000	88,370
02/06/2033	7.260%	INR	28,380,000	334,223
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Foreign Government Obligations(h),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	185,483
Total				2,200,686
Indonesia 1.2%
Indonesia Government International Bond
10/15/2030	3.850%		200,000	190,277
03/12/2033	1.100%	EUR	100,000	85,452
03/12/2051	3.050%		400,000	269,571
Indonesia Treasury Bond
06/15/2025	6.500%	IDR	2,977,000,000	179,554
09/15/2026	8.375%	IDR	4,278,000,000	265,967
04/15/2027	5.125%	IDR	1,504,000,000	88,322
05/15/2028	6.125%	IDR	773,000,000	45,936
08/15/2028	6.375%	IDR	11,991,000,000	717,460
03/15/2029	9.000%	IDR	2,298,000,000	149,616
07/15/2030	6.500%	IDR	6,212,000,000	369,941
02/15/2031	6.500%	IDR	11,637,000,000	692,871
05/15/2031	8.750%	IDR	4,550,000,000	300,286
04/15/2032	6.375%	IDR	12,795,000,000	751,555
05/15/2033	6.625%	IDR	2,025,000,000	120,611
02/15/2034	6.625%	IDR	5,976,000,000	357,751
06/15/2035	7.500%	IDR	1,095,000,000	68,471
Pertamina Persero PT(a)
07/30/2029	3.650%		200,000	190,684
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		485,000	484,757
PT Pertamina Persero(a)
08/25/2030	3.100%		200,000	182,557
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		485,000	477,835
Total				5,989,474
Ireland 0.1%
Ireland Government Bond(a)
05/15/2029	1.100%	EUR	235,000	232,678
Israel 0.1%
Israel Government International Bond
02/19/2030	5.375%		200,000	201,582
Japan 0.3%
Japan Government Twenty-Year Bond
12/20/2025	2.100%	JPY	207,400,000	1,394,760
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	212,727
Foreign Government Obligations(h),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.2%
Mexico Government International Bond
05/24/2031	2.659%		248,000	208,562
05/19/2033	4.875%		227,000	209,544
02/12/2034	3.500%		200,000	164,708
02/09/2035	6.350%		200,000	201,510
Petroleos Mexicanos
02/12/2048	6.350%		19,000	12,745
Total				797,069
Netherlands 0.1%
BNG Bank NV(a)
07/17/2028	3.300%	AUD	630,000	380,114
New Zealand 0.7%
New Zealand Government Bond
04/15/2025	2.750%	NZD	1,195,000	667,845
05/15/2034	4.250%	NZD	1,565,000	864,519
05/15/2035	4.500%	NZD	816,000	456,647
05/15/2036	4.250%	NZD	248,000	134,866
New Zealand Government Bond(a)
04/14/2033	3.500%	NZD	740,000	390,441
New Zealand Local Government Funding Agency Bond
04/15/2025	2.750%	NZD	820,000	458,253
08/01/2028	4.700%	AUD	295,000	185,356
04/14/2033	3.500%	NZD	207,000	105,746
New Zealand Local Government Funding Agency Bond(a)
05/15/2031	2.250%	NZD	670,000	329,399
Total				3,593,072
Norway 0.4%
City of Oslo, Norway
06/11/2029	3.990%	NOK	4,000,000	351,970
Kommunalbanken AS
07/16/2025	4.250%	AUD	494,000	306,459
Norway Government Bond(a)
09/17/2031	1.250%	NOK	1,995,000	151,731
05/18/2032	2.125%	NOK	11,195,000	891,448
08/15/2033	3.000%	NOK	2,150,000	180,025
06/12/2035	3.750%	NOK	2,850,000	252,117
Total				2,133,750
Panama 0.0%
Panama Government International Bond
02/14/2035	6.400%		200,000	189,397
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%		200,000	195,464
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Foreign Government Obligations(h),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Philippines 0.7%
Philippine Government Bond
08/12/2025	2.625%	PHP	33,665,000	572,563
09/09/2025	3.625%	PHP	15,410,000	262,800
08/22/2028	6.125%	PHP	21,225,000	369,103
02/28/2029	6.250%	PHP	18,900,000	329,870
05/19/2029	6.500%	PHP	16,650,000	293,686
09/15/2032	6.750%	PHP	20,280,000	365,216
09/30/2035	8.000%	PHP	9,720,000	191,351
Philippine Government International Bond
05/17/2027	0.875%	EUR	535,000	529,314
05/05/2030	2.457%		300,000	268,793
01/14/2036	6.250%	PHP	10,000,000	169,720
Total				3,352,416
Qatar 0.1%
Qatar Government International Bond(a)
03/14/2049	4.817%		280,000	261,754
Qatar Petroleum(a)
07/12/2031	2.250%		465,000	400,487
Total				662,241
Romania 0.0%
Romanian Government International Bond(a)
03/27/2032	3.625%		200,000	167,953
Singapore 0.1%
Singapore Government Bond
09/01/2033	3.375%	SGD	495,000	383,354
South Africa 0.1%
Republic of South Africa Government International Bond
06/22/2030	5.875%		200,000	194,986
04/20/2032	5.875%		250,000	237,865
Total				432,851
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
04/16/2050	3.875%		200,000	158,349
Finance Department Government of Sharjah(a)
11/23/2032	6.500%		200,000	207,032
Total				365,381
United Kingdom 0.2%
United Kingdom Gilt(a)
07/22/2029	4.125%	GBP	317,000	398,213
10/22/2031	4.000%	GBP	80,000	99,035
01/31/2033	3.250%	GBP	300,000	349,400
Total				846,648
Foreign Government Obligations(h),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uruguay 0.0%
Uruguay Government International Bond
02/14/2037	5.442%	100,000	100,996
Total Foreign Government Obligations (Cost $41,518,462)			39,454,498

Municipal Bonds 0.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%	85,000	71,157
Higher Education 0.1%
Maricopa County Industrial Development Authority(a)
Revenue Bonds
Grand Canyon University Project
Series 2024
10/01/2029	7.375%	75,000	77,215
Massachusetts Development Finance Agency
Revenue Bonds
Worcester Polytechnic Institute
Series 2019
09/01/2059	5.000%	45,000	46,518
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2024A
07/01/2054	5.500%	230,000	256,764
Total			380,497
Municipal Power 0.2%
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2024A
01/01/2054	5.000%	520,000	556,962
01/01/2054	5.250%	625,000	685,075
Total			1,242,037
Pool / Bond Bank 0.0%
Texas Water Development Board
Revenue Bonds
Series 2024A
10/15/2047	4.125%	260,000	258,127
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 0.1%
Port Authority of New York & New Jersey(m)
Refunding Revenue Bonds
Series 2024-246
09/01/2032	5.000%	210,000	230,754
09/01/2036	5.000%	75,000	82,624
Total			313,378
Special Non Property Tax 0.2%
Commonwealth of Massachusetts Transportation Fund
Revenue Bonds
Rail Enhancement Program
Series 2024A
06/01/2053	5.000%	130,000	138,858
06/01/2054	5.000%	325,000	346,665
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2024
11/15/2051	5.000%	260,000	276,468
Total			761,991
Water & Sewer 0.1%
City of Charleston Waterworks & Sewer System
Revenue Bonds
Series 2024
01/01/2054	5.000%	190,000	206,856
New York City Municipal Water Finance Authority
Revenue Bonds
Subordinated Series 2024AA
06/15/2053	5.250%	160,000	174,183
Total			381,039
Total Municipal Bonds (Cost $3,493,320)			3,408,226

Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Financials 0.1%
Banks 0.1%
Bank of Hawaii Corp.	8.000%	11,850	306,085
Huntington Bancshares, Inc.	4.500%	25	461
Total			306,546
Total Financials			306,546
Total Preferred Stocks (Cost $296,692)			306,546

Residential Mortgage-Backed Securities - Agency 10.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2052- 04/01/2052	2.000%	1,254,993	1,005,660
05/01/2052	2.500%	1,290,806	1,081,966
05/01/2052- 10/01/2052	3.000%	2,491,309	2,171,842
08/01/2052- 10/01/2052	4.000%	2,851,512	2,677,884
10/01/2052	4.500%	2,065,335	1,994,837
06/01/2053- 08/01/2053	5.000%	1,909,678	1,882,860
10/01/2054- 02/01/2055	6.000%	2,040,550	2,091,907
02/01/2055	5.500%	407,631	411,815
Federal Home Loan Mortgage Corp.(f)
STRIPS
03/15/2052	2.000%	2,780,288	362,232
Federal National Mortgage Association
09/01/2051- 05/01/2053	2.500%	2,043,814	1,709,244
12/01/2051- 10/01/2052	2.000%	4,244,224	3,403,581
08/01/2052	3.000%	1,908,358	1,663,916
08/01/2052- 02/01/2053	4.000%	1,272,442	1,195,304
06/01/2053- 08/01/2053	4.500%	3,204,529	3,091,977
02/01/2054- 01/01/2055	5.500%	5,946,576	5,993,358
01/01/2055	6.000%	552,928	569,185
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
30-day Average SOFR + 1.214% Floor 1.100%, Cap 5.000% 10/25/2042	5.000%	207,549	201,899
Federal National Mortgage Association(f)
CMO Series 436 Class C32
10/25/2052	2.000%	1,120,116	146,590
STRIPS
11/25/2050- 10/25/2052	2.000%	5,413,311	696,166
Freddie Mac REMICS(b),(f)
CMO Series 5496 Class S
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 01/25/2055	1.548%	2,264,565	174,093
Government National Mortgage Association
06/20/2052	3.500%	536,231	493,200
08/20/2052- 11/20/2052	4.000%	565,618	533,848
09/20/2052- 10/20/2054	4.500%	1,968,349	1,905,061
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(f)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	479,714	104,185
CMO Series 2018-63 Class IO
09/20/2047	4.000%	644,552	97,120
Government National Mortgage Association(b),(f)
CMO Series 2024-151 Class ES
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 09/20/2054	1.054%	1,388,019	92,694
Government National Mortgage Association TBA(d)
03/20/2055	4.000%	2,150,000	2,025,945
03/20/2055	4.500%	1,200,000	1,157,878
03/20/2055	5.000%	2,325,000	2,295,851
03/20/2055	5.500%	2,800,000	2,806,891
Uniform Mortgage-Backed Security TBA(d)
03/13/2054	3.000%	1,600,000	1,393,625
03/13/2055	2.000%	1,325,000	1,059,743
03/13/2055	2.500%	2,375,000	1,984,801
03/13/2055	3.500%	2,225,000	2,018,102
03/13/2055	4.000%	850,000	796,767
03/13/2055	5.000%	300,000	295,104
04/14/2055	4.500%	1,300,000	1,250,943
Total Residential Mortgage-Backed Securities - Agency (Cost $52,108,004)			52,838,074

Residential Mortgage-Backed Securities - Non-Agency 12.5%

ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month Term SOFR + 1.364% Floor 1.250% 06/25/2037	5.684%	574,315	412,266
ACRA Trust(a),(e)
CMO Series 2024-NQM1 Class M1A
10/25/2064	6.191%	640,000	639,497
Alternative Loan Trust(e)
CMO Series 2005-43 Class 1A
10/25/2035	4.288%	154,350	130,413
Alternative Loan Trust(b)
CMO Series 2005-59 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 11/20/2035	5.086%	625,880	606,244
CMO Series 2007-OH3 Class A1B
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.000% 09/25/2047	4.874%	396,951	377,713
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month Term SOFR + 2.428% Floor 2.000%, Cap 11.000% 06/25/2045	6.690%	32,237	32,115
Arroyo Mortgage Trust(a),(e)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	37,464	36,360
Banc of America Funding Trust(a),(e)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	4.685%	346,389	344,402
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month Term SOFR + 0.294% Floor 0.180%, Cap 10.500% 10/25/2036	4.794%	238,507	213,959
CMO Series 2006-AR4 Class A1
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 12/25/2036	4.854%	299,028	290,239
CMO Series 2007-AR3 Class 21A1
1-month Term SOFR + 0.414% Floor 0.300%, Cap 10.500% 04/25/2037	4.734%	261,757	235,823
CMO Series 2007-AR5 Class 2A2
1-month Term SOFR + 0.344% Floor 0.230%, Cap 10.500% 06/25/2037	4.664%	741,868	653,665
Carrington Mortgage Loan Trust(b)
CMO Series 2007-FRE1 Class A3
1-month Term SOFR + 0.374% Floor 0.260%, Cap 14.500% 02/25/2037	4.694%	559,222	529,179
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month Term SOFR + 0.834% Floor 0.720% 01/25/2035	5.154%	39,194	39,180
CIM Trust(a),(e)
CMO Series 2020-R6 Class A1
12/25/2060	2.250%	661,735	576,808
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	900,832	829,060
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	523,862	487,440
CIM Trust(a),(j)
CMO Series 2021-NR3 Class A1
06/25/2057	5.566%	591,013	588,271
Citigroup Mortgage Loan Trust, Inc.(e)
CMO Series 2006-AR2 Class 1A1
03/25/2036	5.815%	204,078	156,327
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-WFH3 Class M2
1-month Term SOFR + 0.564% Floor 0.450% 10/25/2036	4.884%	91,731	91,548
COLT Mortgage Loan Trust(a),(e)
CMO Series 2022-5 Class A1
04/25/2067	4.550%	147,686	148,029
CMO Series 2024-7 Class B1
12/26/2069	7.188%	360,000	363,647
COLT Mortgage Loan Trust(a),(j)
CMO Series 2023-1 Class A1
04/25/2068	6.048%	327,336	328,908
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M1
30-day Average SOFR + 1.000% 12/25/2041	5.352%	19,484	19,472
CMO Series 2022-R03 Class 1M1
30-day Average SOFR + 2.100% 03/25/2042	6.452%	14,184	14,385
CMO Series 2022-R04 Class 1M1
30-day Average SOFR + 2.000% 03/25/2042	6.352%	25,257	25,587
CMO Series 2022-R05 Class 2M2
30-day Average SOFR + 3.000% 04/25/2042	7.352%	645,000	668,678
CMO Series 2022-R06 Class 1M1
30-day Average SOFR + 2.750% 05/25/2042	7.102%	52,561	53,911
CMO Series 2022-R09 Class 2M1
30-day Average SOFR + 2.500% 09/25/2042	6.852%	99,865	101,733
CMO Series 2023-R01 Class 1M1
30-day Average SOFR + 2.400% 12/25/2042	6.752%	91,202	93,839
CMO Series 2023-R03 Class 2M2
30-day Average SOFR + 3.900% 04/25/2043	8.252%	285,000	306,101
CMO Series 2023-R06 Class 1M2
30-day Average SOFR + 2.700% 07/25/2043	7.052%	120,000	124,473
CMO Series 2024-R02 Class 1M1
30-day Average SOFR + 1.100% Floor 1.100% 02/25/2044	5.452%	316,788	317,341
Countrywide Asset-Backed Certificates(b)
CMO Series 2007-13 Class 2A1
1-month Term SOFR + 1.014% Floor 0.900% 10/25/2047	5.334%	119,266	109,016
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-13 Class 2A2
1-month Term SOFR + 0.914% Floor 0.800% 10/25/2047	5.234%	313,705	288,204
Credit Suisse Mortgage Trust(a),(j)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	7,716	7,586
CSMC Trust(a),(e)
CMO Series 2020-RPL6 Class A1
03/25/2059	3.442%	686,510	701,244
CMO Series 2021-RPL4 Class A1
12/27/2060	4.103%	1,088,610	1,072,798
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month Term SOFR + 1.689% Floor 1.575% 12/25/2034	6.009%	730,819	708,636
CMO Series 2005-17 Class MV1
1-month Term SOFR + 0.574% Floor 0.690% 05/25/2036	4.894%	11,697	11,682
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	231,875	231,284
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.552%	80,000	84,354
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF9 Class 2A4
1-month Term SOFR + 0.614% Floor 0.500% 06/25/2036	4.934%	1,200,000	1,077,131
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month Term SOFR + 0.894% Floor 0.780%, Cap 14.000% 02/25/2036	5.214%	178,773	174,915
Flagstar Mortgage Trust(a),(e)
CMO Series 2021-5INV Class A5
07/25/2051	2.500%	993,202	885,866
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2025-HQA1 Class M1
30-day Average SOFR + 1.150% 02/25/2045	5.488%	350,000	350,273
CMO Series 2025-HQA1 Class M2
30-day Average SOFR + 1.650% 02/25/2045	5.988%	260,000	260,000
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	6.352%	85,684	86,854
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	6.552%	260,640	264,739
CMO Series 2022-DNA4 Class M1B
30-day Average SOFR + 3.350% 05/25/2042	7.702%	285,000	298,265
CMO Series 2022-DNA7 Class M1A
30-day Average SOFR + 2.500% 03/25/2052	6.852%	71,827	73,070
CMO Series 2022-HQA1 Class M1B
30-day Average SOFR + 3.500% 03/25/2042	7.852%	280,000	291,530
CMO Series 2022-HQA3 Class M1B
30-day Average SOFR + 3.550% 08/25/2042	7.902%	130,000	136,998
CMO Series 2024-HQA1 Class M2
30-day Average SOFR + 2.000% 03/25/2044	6.352%	670,000	679,374
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.502%	214,425	216,510
Fremont Home Loan Trust(b)
CMO Series 2005-D Class M1
1-month Term SOFR + 0.729% Floor 0.615% 11/25/2035	5.049%	658,441	598,481
GCAT Trust(a),(e)
CMO Series 2019-RPL1 Class B2
10/25/2068	3.750%	700,000	603,417
GCAT Trust(a),(j)
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	78,230	78,763
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.774% Floor 0.660% 10/25/2035	5.094%	148,164	145,340
GMACM Mortgage Loan Trust(e)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.933%	371,697	301,409
GS Mortgage-Backed Securities Corp. Trust(a),(e)
CMO Series 2021-PJ4 Class A4
09/25/2051	2.500%	598,797	487,926
GS Mortgage-Backed Securities Trust(a),(e)
CMO Series 2020-RPL1 Class M2
07/25/2059	3.797%	800,000	703,759
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month Term SOFR + 0.774% Floor 0.660% 12/25/2035	5.094%	509,101	498,562
CMO Series 2007-FM2 Class A1
1-month Term SOFR + 0.254% Floor 0.140% 01/25/2037	4.574%	705,949	408,339
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200%, Cap 10.500% 08/19/2037	4.628%	417,430	351,092
Home Equity Asset Trust(b)
Series 2005-2 Class M6
1-month Term SOFR + 1.314% Floor 1.200% 07/25/2035	5.634%	553,926	546,441
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month Term SOFR + 0.814% Floor 0.700% 03/25/2036	5.134%	10,162	10,136
HomeBanc Mortgage Trust(b)
CMO Series 2005-3 Class M4
1-month Term SOFR + 1.119% Floor 1.005%, Cap 11.500% 07/25/2035	5.439%	620,000	615,908
HSI Asset Securitization Corp. Trust(b)
CMO Series 2005-I1 Class 2A4
1-month Term SOFR + 0.894% Floor 0.780% 11/25/2035	5.214%	389,285	357,450
CMO Series 2006-HE2 Class 1A
1-month Term SOFR + 0.374% Floor 0.260% 12/25/2036	4.694%	1,114,189	431,166
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 10/25/2034	5.134%	40,750	40,581
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month Term SOFR + 0.654% Floor 0.540%, Cap 11.500% 02/25/2037	4.974%	453,200	410,099
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month Term SOFR + 0.554% Floor 0.440% 04/25/2046	4.874%	615,258	550,998
CMO Series 2006-AR2 Class 1A1B
1-month Term SOFR + 0.534% Floor 0.420% 04/25/2046	4.854%	567,172	507,811
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.500% 03/25/2036	4.894%	205,553	192,730
CMO Series 2007-S1 Class A2
1-month Term SOFR + 0.794% Floor 0.680%, Cap 11.500% 04/25/2047	5.114%	124,560	119,976
JPMorgan Mortgage Acquisition Corp.(b)
CMO Series 2005-OPT2 Class M5
1-month Term SOFR + 1.089% Floor 0.975% 12/25/2035	5.409%	900,000	833,062
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	5.019%	106,985	105,810
CMO Series 2007-HE1 Class AV4
1-month Term SOFR + 0.394% Floor 0.280% 03/25/2047	4.714%	1,099,351	1,038,182
Series 2007-CH5 Class M1
1-month Term SOFR + 0.384% Floor 0.270% 06/25/2037	4.704%	325,000	313,724
JPMorgan Mortgage Trust Series(a),(e)
CMO Series 2025-CES1 Class A3
05/25/2055	6.067%	530,000	530,058
Legacy Mortgage Asset Trust(a),(j)
CMO Series 2021-GS5 Class A1
07/25/2067	5.250%	817,900	816,643
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	500,885	236,342
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month Term SOFR + 0.454% Floor 0.340% 10/25/2036	4.774%	616,642	551,917
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	6.655%	407,333	360,152
CMO Series 2007-16N Class 2A2
1-month Term SOFR + 1.814% Floor 1.700% 09/25/2047	6.134%	448,076	399,079
Series 2006-19 Class A3
1-month Term SOFR + 0.614% Floor 0.500% 12/25/2036	4.934%	595,283	524,780
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 2A3
1-month Term SOFR + 0.434% Floor 0.320% 11/25/2036	4.754%	1,745,316	513,280
CMO Series 2006-4 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2036	4.734%	925,093	483,162
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month Term SOFR + 1.104% Floor 0.990% 06/25/2035	5.424%	672,400	678,145
MFA Trust(a),(e)
Subordinated CMO Series 2023-INV2 Class B1
10/25/2058	7.980%	650,000	654,085
Mill City Mortgage Loan Trust(a),(e)
CMO Series 2019-GS1 Class B2
07/25/2059	0.000%	800,000	648,714
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month Term SOFR + 0.894% Floor 0.780% 01/25/2035	5.214%	168,873	168,392
CMO Series 2007-HE2 Class A2B
1-month Term SOFR + 0.204% Floor 0.090% 01/25/2037	4.614%	1,125,436	506,090
CMO Series 2007-NC3 Class A2D
1-month Term SOFR + 0.374% Floor 0.260% 05/25/2037	4.694%	594,310	451,057
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-5AR Class 1M6
1-month Term SOFR + 1.239% Floor 1.125% 09/25/2035	5.559%	500,000	499,984
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NMLT Trust(a),(e)
CMO Series 2021-INV1 Class A1
05/25/2056	1.185%	844,834	728,923
OBX Trust(a),(e)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	1,009,420	832,733
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	1,105,644	913,179
Option One Mortgage Loan Trust(b)
CMO Series 2007-5 Class 2A2
1-month Term SOFR + 0.284% Floor 0.170% 05/25/2037	4.604%	784,895	414,224
CMO Series 2007-5 Class 2A3
1-month Term SOFR + 0.344% Floor 0.230% 05/25/2037	4.664%	1,428,975	728,216
Series 2006-3 Class 1A1
1-month Term SOFR + 0.254% Floor 0.140% 02/25/2037	4.714%	849,041	530,286
Preston Ridge Partners Mortgage Trust(a),(j)
CMO Series 2022-4 Class A2
08/25/2027	5.000%	615,000	602,134
Pretium Mortgage Credit Partners LLC(a),(j)
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%	720,000	714,005
PRKCM Trust(a),(e)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	960,348	846,043
PRPM LLC(a),(e)
CMO Series 2024-RPL1 Class A3
12/25/2064	4.156%	700,000	667,576
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2036	4.814%	253,799	230,415
CMO Series 2007-QH6 Class A1
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2037	4.814%	248,916	233,671
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month Term SOFR + 0.434% Floor 0.320% 01/25/2037	4.754%	522,226	464,922
Series 2007-QO1 Class A1
1-month Term SOFR + 0.414% Floor 0.300% 02/25/2047	4.734%	796,275	710,093
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RAMP Trust(b)
CMO Series 2006-RZ2 Class M1
1-month Term SOFR + 0.609% Floor 0.495%, Cap 14.000% 05/25/2036	4.929%	353,203	348,167
RASC Trust(b)
Series 2007-KS1 Class A4
1-month Term SOFR + 0.554% Floor 0.440%, Cap 14.000% 01/25/2037	4.874%	1,011,561	976,140
RCKT Mortgage Trust(a)
CMO Series 2024-CES3 Class A2
05/25/2044	6.682%	570,000	578,773
RCKT Mortgage Trust(j)
CMO Series 2024-CES8 Class A2
11/25/2044	5.659%	670,000	671,808
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%	473,065	375,477
Saxon Asset Securities Trust(b)
Series 2007-2 Class A2D
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2047	4.734%	527,550	373,025
SG Residential Mortgage Trust(a),(e)
CMO Series 2021-2 Class A1
12/25/2061	1.737%	783,432	660,864
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month Term SOFR + 0.394% Floor 0.280% 07/25/2036	4.714%	184,049	177,703
Structured Adjustable Rate Mortgage Loan Trust(b)
Series 2007-4 Class 1A2
1-month Term SOFR + 0.554% Floor 0.440% 05/25/2037	4.874%	706,598	641,948
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month Term SOFR + 0.914% Floor 0.800% 07/25/2034	5.234%	255,687	262,060
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR7 Class A1A
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 08/25/2036	4.854%	619,293	510,053
CMO Series 2006-AR8 Class A1A
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.500% 10/25/2036	4.834%	253,639	224,677
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Securities Corp Mortgage Loan Trust(b)
CMO Series 2005-2XS Class M1
1-month Term SOFR + 0.819% Floor 0.705%, Cap 11.000% 02/25/2035	5.139%	756,186	706,207
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month Term SOFR + 0.854% Floor 0.740%, Cap 11.000% 09/25/2034	5.174%	263,090	243,415
Towd Point Mortgage Trust(a),(e)
CMO Series 2017-4 Class A2
06/25/2057	3.000%	900,000	841,805
CMO Series 2019-2 Class M1
12/25/2058	3.750%	275,000	242,621
CMO Series 2024-CES6 Class M1
11/25/2064	6.102%	620,000	628,148
Series 2018-2 Class M1
03/25/2058	3.500%	900,000	839,194
Subordinated CMO Series 2017-2 Class B1
04/25/2057	4.210%	760,000	722,812
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month Term SOFR + 0.714% 02/25/2057	5.034%	11,242	11,908
CMO Series 2019-HY3 Class M1
1-month Term SOFR + 1.614% Floor 1.500% 10/25/2059	5.934%	650,000	663,701
Verus Securitization Trust(a),(j)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	134,998	125,283
CMO Series 2022-8 Class A3
09/25/2067	6.127%	78,869	79,371
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	324,736	325,333
CMO Series 2023-4 Class A1
05/25/2068	5.811%	651,037	652,383
CMO Series 2024-1 Class A1
01/25/2069	5.712%	75,422	75,722
Verus Securitization Trust(a),(e)
Subordinated CMO Series 2023-2 Class B1
03/25/2068	7.503%	550,000	552,584
Subordinated CMO Series 2024-2 Class B1
02/25/2069	7.864%	472,000	477,415
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month Term SOFR + 0.574% Floor 0.460% 01/25/2037	4.894%	1,026,870	460,783
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2005-AR8 Class 2AC2
1-month Term SOFR + 1.034% Floor 0.920%, Cap 10.500% 07/25/2045	5.354%	294,242	281,588
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	4.954%	893,741	852,372
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	5.405%	504,691	437,363
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	5.575%	193,005	156,232
Wells Fargo Home Equity Asset-Backed Securities Trust(b)
CMO Series 2007-1 Class A3
1-month Term SOFR + 0.754% Floor 0.640% 03/25/2037	5.074%	900,000	848,627
Wells Fargo Mortgage Backed Securities Trust
CMO Series 2007-7 Class A39
06/25/2037	6.000%	665,362	607,545
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $62,204,195)			61,369,511

Rights 0.1%
Issuer	Shares	Value ($)
Health Care 0.1%
Biotechnology 0.1%
Albireo Pharma, Inc., CVR(g),(n),(o),(p)	37,853	98,399
Concert Pharmaceuticals, Inc., CVR(g),(n),(o),(p)	173,147	77,396
Total		175,795
Health Care Equipment & Supplies 0.0%
Abiomed, Inc., CVR(g),(n),(o),(p)	15,541	24,866
Pharmaceuticals 0.0%
Cincor Pharma, Inc.(g),(n),(o),(p)	44,405	164,676
Total Health Care		365,337
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Rights (continued)
Issuer	Shares	Value ($)
Materials 0.0%
Paper & Forest Products 0.0%
Resolute Forest Products, Inc.(g),(n),(o),(p)	76,222	114,333
Total Materials		114,333
Total Rights (Cost $381,037)		479,670

Senior Loans 2.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
CACI International, Inc.(b),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 10/30/2031	6.060%	540,000	536,625
Dynasty Acquisition Co., Inc.(b),(q)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 10/31/2031	6.574%	147,787	147,655
Tranche B2 Term Loan
1-month Term SOFR + 2.250% 10/31/2031	6.574%	56,213	56,163
TransDigm, Inc.(b),(q)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	7.827%	149,250	149,261
Tranche K Term Loan
3-month Term SOFR + 2.750% 03/22/2030	7.079%	54,587	54,633
Tranche L Term Loan
3-month Term SOFR + 2.500% 01/19/2032	6.829%	149,625	149,731
Total			1,094,068
Airlines 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(q)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	9.305%	133,250	135,948
AS Mileage Plan IP Ltd.(b),(q)
Term Loan
3-month Term SOFR + 2.000% 10/15/2031	6.293%	249,375	249,562
JetBlue Airways Corp.(b),(q)
Term Loan
3-month Term SOFR + 5.500% Floor 0.500% 08/27/2029	9.854%	433,913	434,533
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United AirLines, Inc.(b),(q)
Tranche B Term Loan
3-month Term SOFR + 2.000% 02/22/2031	6.297%	403,608	403,609
Total			1,223,652
Automotive 0.1%
Clarios Global LP(b),(q)
Term Loan
1-month Term SOFR + 2.750% 01/28/2032	7.074%	565,000	563,587
Building Materials 0.1%
Quikrete Holdings, Inc.(b),(q),(r)
Tranche B Term Loan
3-month Term SOFR + 2.250% 02/10/2032	6.572%	285,000	284,467
Construction Machinery 0.0%
United Rentals (North America), Inc.(b),(q)
Term Loan
1-month Term SOFR + 1.750% 02/14/2031	6.074%	198,500	200,038
Electric 0.2%
Long Ridge Energy LLC(b),(q)
Tranche B Term Loan
1-month Term SOFR + 4.500% 02/19/2032	8.814%	335,000	332,069
NRG Energy, Inc.(b),(q)
Term Loan
3-month Term SOFR + 1.750% 04/16/2031	6.044%	493,756	493,292
Total			825,361
Environmental 0.1%
Clean Harbors, Inc.(b),(q),(r)
Term Loan
1-month Term SOFR + 1.750% 10/08/2028	6.074%	359,075	361,725
Food and Beverage 0.1%
Aramark Intermediate HoldCo Corp.(b),(q)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.324%	64,000	64,176
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	6.324%	281,709	282,413
Total			346,589
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.2%
Medline Borrower LP(b),(q),(r)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.574%	823,687	824,569
Independent Energy 0.1%
Hilcorp Energy I LP(b),(q),(r)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.315%	370,000	370,000
Leisure 0.2%
Carnival Corp.(b),(q)
Term Loan
1-month Term SOFR + 2.000% 08/08/2027	6.318%	113,445	113,233
1-month Term SOFR + 2.000% 10/18/2028	6.318%	226,000	225,866
Formula 1 DELTA 2 SARL(b),(q),(r)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 09/10/2031	7.201%	89,000	89,111
Formula One Management Ltd.(b),(q)
Tranche B Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	6.329%	179,000	179,224
UFC Holdings LLC(b),(q)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.580%	418,000	417,975
Total			1,025,409
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(b),(q)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	6.069%	360,000	361,238
Travel + Leisure Co.(b),(q),(r)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/14/2029	6.824%	594,248	594,991
Total			956,229
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.2%
AECOM(b),(q),(r)
Tranche B Term Loan
1-month Term SOFR + 1.750% 04/18/2031	6.074%	492,887	495,351
Gloves Buyer, Inc.(b),(q),(r)
Tranche B Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 01/17/2032	8.326%	410,000	407,438
Total			902,789
Pharmaceuticals 0.0%
Organon & Co.(b),(q)
Term Loan
1-month Term SOFR + 2.250% 05/19/2031	6.570%	145,000	144,395
Restaurants 0.2%
1011778 BC ULC(b),(q)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	6.074%	791,025	786,848
KFC Holding Co./Yum! Brands(b),(q)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	6.176%	329,219	329,397
Total			1,116,245
Retailers 0.1%
Great Outdoors Group LLC(b),(q)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.574%	565,000	566,062
Technology 0.2%
Clearwater Analytics(b),(q),(r)
Tranche B Term Loan
3-month Term SOFR + 2.250% 02/07/2032	6.559%	355,000	354,556
Cloud Software Group, Inc.(b),(q),(r)
Term Loan
3-month Term SOFR + 3.750% 03/21/2031	8.079%	515,000	516,432
Total			870,988
Total Senior Loans (Cost $11,715,534)			11,676,173

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
U.S. Treasury Obligations 2.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2027	1.500%	222,000	211,854
02/28/2027	4.125%	2,250,000	2,255,889
05/31/2027	2.625%	345,000	334,973
01/31/2030	4.250%	1,104,000	1,115,557
02/28/2030	4.000%	1,070,000	1,069,666
05/15/2032	2.875%	780,000	719,916
08/15/2032	2.750%	1,335,000	1,217,979
02/15/2033	3.500%	1,320,000	1,263,075
02/15/2042	2.375%	65,000	48,608
11/15/2042	2.750%	590,000	462,228
02/15/2049	3.000%	2,465,000	1,889,577
02/15/2050	2.000%	363,000	223,245
08/15/2052	3.000%	95,000	71,962
02/15/2053	3.625%	405,000	346,971
Total U.S. Treasury Obligations (Cost $11,589,234)			11,231,500

Money Market Funds 28.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(s),(t)	141,396,363	141,382,223
Total Money Market Funds (Cost $141,367,205)		141,382,223
Total Investments in Securities (Cost: $486,634,976)		483,528,346
Other Assets & Liabilities, Net		5,516,036
Net Assets		489,044,382
At February 28, 2025, securities and/or cash totaling $22,383,703 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
850,686 EUR	138,475,550 JPY	ANZ Securities	03/19/2025	38,368	—
138,256,073 JPY	850,686 EUR	ANZ Securities	03/19/2025	—	(36,908)
4,093,108 CAD	2,860,525 USD	Barclays	03/19/2025	29,422	—
1,691,964 EUR	274,038,638 JPY	Barclays	03/19/2025	67,122	—
5,420,353 MXN	263,831 USD	Barclays	03/19/2025	713	—
10,840,706 MXN	514,187 USD	Barclays	03/19/2025	—	(12,050)
4,399,582 NOK	374,390 EUR	Barclays	03/19/2025	—	(1,937)
2,459,442 USD	2,343,810 EUR	Barclays	03/19/2025	—	(26,182)
98,179,139 JPY	656,875 USD	Barclays	03/26/2025	2,977	—
685,047 USD	656,875 EUR	Barclays	03/26/2025	—	(2,853)
129,343 AUD	80,513 USD	BNY Capital Markets	03/19/2025	245	—
142,934,955 JPY	909,085 USD	BNY Capital Markets	03/19/2025	—	(42,112)
4,074,347 EUR	653,076,233 JPY	Citi	03/19/2025	116,219	—
374,390 EUR	4,420,074 NOK	Citi	03/19/2025	3,756	—
2,506,633 EUR	2,612,772 USD	Citi	03/19/2025	10,473	—
2,180,975,232 JPY	13,635,834 EUR	Citi	03/19/2025	—	(357,609)
66,043,560 JPY	443,909 USD	Citi	03/19/2025	4,405	—
3,433,027 SGD	2,558,972 USD	Citi	03/19/2025	16,797	—
4,824,415 USD	4,712,470 EUR	Citi	03/19/2025	67,907	—
224,000 EUR	234,818 USD	Citi	04/11/2025	1,982	—
97,032 USD	93,000 EUR	Citi	04/11/2025	—	(364)
4,141,805 AUD	2,586,678 USD	Goldman Sachs	03/19/2025	16,377	—
857,444 EUR	135,998,811 JPY	Goldman Sachs	03/19/2025	14,870	—
336,191,147 JPY	2,085,285 EUR	Goldman Sachs	03/19/2025	—	(72,400)
16,261,060 MXN	784,588 USD	Goldman Sachs	03/19/2025	—	(4,766)
376,000 EUR	392,758 USD	Goldman Sachs	04/11/2025	1,926	—
3,445,300 EUR	3,532,710 USD	Goldman Sachs	04/11/2025	—	(48,496)
108,155 USD	104,000 EUR	Goldman Sachs	04/11/2025	—	(52)
1,689,428 EUR	272,036,014 JPY	HSBC	03/19/2025	56,428	—
388,555 EUR	4,584,566 NOK	HSBC	03/19/2025	3,655	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,996,278 EUR	10,328,564 USD	HSBC	03/19/2025	—	(49,222)
274,896,463 JPY	1,701,372 EUR	HSBC	03/19/2025	—	(63,063)
3,430,972 SGD	2,558,972 USD	HSBC	03/19/2025	18,319	—
1,782,449 USD	1,697,821 EUR	HSBC	03/19/2025	—	(19,831)
98,479,000 CLP	100,000 USD	JPMorgan	03/03/2025	—	(2,592)
416,571,000 COP	100,000 USD	JPMorgan	03/03/2025	—	(286)
100,000 USD	98,714,399 CLP	JPMorgan	03/03/2025	2,837	—
100,000 USD	410,898,206 COP	JPMorgan	03/03/2025	—	(1,079)
98,332,741 CLP	100,000 USD	JPMorgan	03/04/2025	—	(2,439)
778,248,225 INR	8,964,022 USD	JPMorgan	03/04/2025	70,138	—
100,000 USD	94,928,328 CLP	JPMorgan	03/04/2025	—	(1,107)
8,964,003 USD	780,224,885 INR	JPMorgan	03/04/2025	—	(47,529)
98,755,500 CLP	100,000 USD	JPMorgan	03/05/2025	—	(2,878)
6,686,159,000 KRW	4,600,000 USD	JPMorgan	03/05/2025	29,081	—
76,104,700 TWD	2,300,000 USD	JPMorgan	03/05/2025	—	(19,112)
100,000 USD	95,048,117 CLP	JPMorgan	03/05/2025	—	(984)
100,000 USD	146,596,145 KRW	JPMorgan	03/05/2025	219	—
4,499,990 USD	6,535,662,599 KRW	JPMorgan	03/05/2025	—	(31,957)
200,000 USD	6,642,836 TWD	JPMorgan	03/05/2025	2,425	—
2,099,995 USD	68,814,591 TWD	JPMorgan	03/05/2025	—	(3,032)
593,831 BRL	100,000 USD	JPMorgan	03/06/2025	—	(812)
819,944,000 COP	200,000 USD	JPMorgan	03/06/2025	2,659	—
420,879,000 COP	100,000 USD	JPMorgan	03/06/2025	—	(1,295)
3,303,815 TWD	100,000 USD	JPMorgan	03/06/2025	—	(664)
100,000 USD	577,630 BRL	JPMorgan	03/06/2025	—	(1,939)
299,999 USD	1,249,161,130 COP	JPMorgan	03/06/2025	644	—
100,000 USD	3,276,451 TWD	JPMorgan	03/06/2025	—	(169)
820,288,000 COP	200,000 USD	JPMorgan	03/10/2025	2,685	—
200,000 USD	833,281,539 COP	JPMorgan	03/10/2025	440	—
95,805,000 CLP	100,000 USD	JPMorgan	03/12/2025	208	—
96,593,200 INR	1,100,000 USD	JPMorgan	03/12/2025	—	(3,261)
100,000 USD	94,087,180 CLP	JPMorgan	03/12/2025	—	(1,997)
1,099,998 USD	96,022,075 INR	JPMorgan	03/12/2025	—	(3,260)
398,276,919 INR	4,572,842 USD	JPMorgan	03/13/2025	24,148	—
6,533,594,640 KRW	4,500,000 USD	JPMorgan	03/13/2025	29,995	—
4,572,832 USD	398,051,945 INR	JPMorgan	03/13/2025	—	(26,708)
4,499,990 USD	6,477,883,178 KRW	JPMorgan	03/13/2025	—	(68,101)
94,933,060 CLP	100,000 USD	JPMorgan	03/14/2025	1,119	—
100,000 USD	95,454,416 CLP	JPMorgan	03/14/2025	—	(576)
183,338,803 INR	2,103,841 USD	JPMorgan	03/17/2025	10,523	—
2,103,836 USD	183,373,506 INR	JPMorgan	03/17/2025	—	(10,123)
411,740,000 COP	100,000 USD	JPMorgan	03/18/2025	1,068	—
142,642,056 INR	1,636,648 USD	JPMorgan	03/18/2025	8,109	—
52,337,252 INR	600,944 USD	JPMorgan	03/18/2025	3,412	—
143,306,625 KRW	100,000 USD	JPMorgan	03/18/2025	1,910	—
3,275,991 TWD	100,000 USD	JPMorgan	03/18/2025	322	—
100,000 USD	419,821,019 COP	JPMorgan	03/18/2025	874	—
2,237,586 USD	194,975,648 INR	JPMorgan	03/18/2025	—	(11,557)
100,000 USD	144,193,373 KRW	JPMorgan	03/18/2025	—	(1,302)
100,000 USD	3,276,192 TWD	JPMorgan	03/18/2025	—	(316)
186,274 CAD	128,122 USD	JPMorgan	03/19/2025	—	(719)
4,220,135 EUR	680,535,366 JPY	JPMorgan	03/19/2025	147,600	—
359,875 EUR	4,220,662 NOK	JPMorgan	03/19/2025	1,121	—
1,628,663 EUR	1,709,926 USD	JPMorgan	03/19/2025	19,104	—
78,229 EUR	80,728 USD	JPMorgan	03/19/2025	—	(486)
1,261,554 GBP	1,555,982 USD	JPMorgan	03/19/2025	—	(30,876)
273,826,954 JPY	1,701,372 EUR	JPMorgan	03/19/2025	—	(55,946)
4,463,351 NOK	381,366 EUR	JPMorgan	03/19/2025	—	(357)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
165,451,622 INR	1,900,004 USD	JPMorgan	03/20/2025	11,312	—
95,054,000 CLP	100,000 USD	JPMorgan	03/21/2025	1,005	—
366,119,460 INR	4,200,000 USD	JPMorgan	03/21/2025	20,901	—
217,891,441 INR	2,500,005 USD	JPMorgan	03/21/2025	12,866	—
6,475,459,950 KRW	4,500,000 USD	JPMorgan	03/21/2025	66,408	—
4,499,990 USD	6,450,776,888 KRW	JPMorgan	03/21/2025	—	(83,298)
34,734,010 INR	400,001 USD	JPMorgan	03/24/2025	3,610	—
68,793,900 TWD	2,100,000 USD	JPMorgan	03/24/2025	8,284	—
200,000 USD	6,540,365 TWD	JPMorgan	03/24/2025	—	(1,136)
94,099,650 CLP	100,000 USD	JPMorgan	03/25/2025	2,006	—
34,749,150 INR	400,001 USD	JPMorgan	03/25/2025	3,464	—
100,000 USD	94,234,400 CLP	JPMorgan	03/25/2025	—	(1,865)
100,000 USD	412,330,518 COP	JPMorgan	03/26/2025	—	(1,036)
11,461,816 SGD	8,500,000 USD	JPMorgan	03/28/2025	8,618	—
93,837,837 TRY	2,500,000 USD	JPMorgan	03/28/2025	—	(15,727)
3,800,000 USD	5,109,949 SGD	JPMorgan	03/28/2025	—	(14,341)
3,400,000 AUD	3,041,451 CAD	JPMorgan	03/31/2025	—	(5,315)
5,411,331 AUD	3,250,000 EUR	JPMorgan	03/31/2025	17,694	—
6,967,208 AUD	3,500,000 GBP	JPMorgan	03/31/2025	78,305	—
3,200,000 AUD	307,443,840 JPY	JPMorgan	03/31/2025	62,829	—
4,800,000 AUD	3,018,272 USD	JPMorgan	03/31/2025	39,224	—
1,793,196 CAD	2,000,000 AUD	JPMorgan	03/31/2025	284	—
9,214,684 CAD	10,200,000 AUD	JPMorgan	03/31/2025	—	(46,569)
6,513,419 CAD	4,375,000 EUR	JPMorgan	03/31/2025	37,196	—
1,126,841 CAD	750,000 EUR	JPMorgan	03/31/2025	—	(721)
2,600,000 CAD	274,212,372 JPY	JPMorgan	03/31/2025	28,064	—
7,500,000 CAD	5,302,352 USD	JPMorgan	03/31/2025	111,958	—
1,268,619 CHF	1,125,000 GBP	JPMorgan	03/31/2025	5,545	—
1,500,000 CHF	252,905,430 JPY	JPMorgan	03/31/2025	18,818	—
4,500,000 CHF	4,980,774 USD	JPMorgan	03/31/2025	—	(18,993)
34,945,541 CNH	4,800,000 USD	JPMorgan	03/31/2025	1,204	—
2,402,616 CZK	100,000 USD	JPMorgan	03/31/2025	600	—
500,000 EUR	744,023 CAD	JPMorgan	03/31/2025	—	(4,505)
5,250,000 EUR	4,949,854 CHF	JPMorgan	03/31/2025	45,792	—
7,000,000 EUR	5,848,779 GBP	JPMorgan	03/31/2025	85,039	—
200,000 EUR	81,154,820 HUF	JPMorgan	03/31/2025	854	—
100,000 EUR	40,398,490 HUF	JPMorgan	03/31/2025	—	(33)
500,000 EUR	78,752,060 JPY	JPMorgan	03/31/2025	5,409	—
1,300,000 EUR	5,434,999 PLN	JPMorgan	03/31/2025	—	(8,264)
5,250,000 EUR	58,864,566 SEK	JPMorgan	03/31/2025	22,701	—
625,000 EUR	6,961,578 SEK	JPMorgan	03/31/2025	—	(1,587)
4,375,000 EUR	4,572,183 USD	JPMorgan	03/31/2025	27,359	—
500,000 GBP	94,894,635 JPY	JPMorgan	03/31/2025	3,481	—
3,125,000 GBP	3,901,643 USD	JPMorgan	03/31/2025	—	(29,069)
443,441,470 HUF	1,100,000 EUR	JPMorgan	03/31/2025	2,783	—
1,236,241,720 HUF	3,200,000 USD	JPMorgan	03/31/2025	22,102	—
212,110,750 JPY	1,250,000 CHF	JPMorgan	03/31/2025	—	(24,720)
286,833,630 JPY	1,500,000 GBP	JPMorgan	03/31/2025	—	(24,769)
362,500,000 JPY	2,365,426 USD	JPMorgan	03/31/2025	—	(50,340)
6,304,382,304 KRW	4,400,000 USD	JPMorgan	03/31/2025	79,455	—
46,000,000 MXN	2,226,037 USD	JPMorgan	03/31/2025	—	(2,888)
42,663,437 NOK	3,625,000 EUR	JPMorgan	03/31/2025	—	(22,173)
41,000,000 NOK	39,367,749 SEK	JPMorgan	03/31/2025	22,399	—
5,569,882 NOK	500,000 USD	JPMorgan	03/31/2025	5,476	—
38,328,234 NOK	3,400,000 USD	JPMorgan	03/31/2025	—	(2,983)
19,557,716 NZD	17,600,000 AUD	JPMorgan	03/31/2025	—	(27,404)
4,200,000 NZD	363,198,822 JPY	JPMorgan	03/31/2025	68,796	—
5,100,000 NZD	2,881,577 USD	JPMorgan	03/31/2025	26,031	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
833,441 PLN	200,000 EUR	JPMorgan	03/31/2025	1,941	—
398,243 PLN	100,000 USD	JPMorgan	03/31/2025	1,652	—
47,627,782 SEK	4,400,000 USD	JPMorgan	03/31/2025	—	(31,072)
559,120 USD	800,000 CAD	JPMorgan	03/31/2025	—	(5,478)
277,529 USD	250,000 CHF	JPMorgan	03/31/2025	236	—
836,457 USD	750,000 CHF	JPMorgan	03/31/2025	—	(3,163)
100,000 USD	2,380,163 CZK	JPMorgan	03/31/2025	—	(1,529)
1,735,234 USD	1,375,000 GBP	JPMorgan	03/31/2025	—	(5,721)
2,300,000 USD	8,220,746 ILS	JPMorgan	03/31/2025	—	(20,689)
416,224 USD	62,500,000 JPY	JPMorgan	03/31/2025	288	—
3,400,000 USD	13,487,586 PLN	JPMorgan	03/31/2025	—	(69,177)
800,000 USD	8,527,837 SEK	JPMorgan	03/31/2025	—	(6,609)
38,988,879 ZAR	2,100,000 USD	JPMorgan	03/31/2025	20,910	—
96,213,733 INR	1,100,000 USD	JPMorgan	04/03/2025	2,754	—
5,712,475 EUR	915,288,753 JPY	Morgan Stanley	03/19/2025	160,532	—
770,944 EUR	9,112,845 NOK	Morgan Stanley	03/19/2025	8,714	—
3,534,353 EUR	3,642,516 USD	Morgan Stanley	03/19/2025	—	(26,726)
163,239 GBP	201,878 USD	Morgan Stanley	03/19/2025	—	(3,454)
550,021,965 JPY	3,402,745 EUR	Morgan Stanley	03/19/2025	—	(127,650)
24,073,655 NOK	2,053,639 EUR	Morgan Stanley	03/19/2025	—	(5,355)
2,661,724 NZD	1,503,517 USD	Morgan Stanley	03/19/2025	13,498	—
1,637,423 SGD	1,217,438 USD	Morgan Stanley	03/19/2025	4,917	—
522,196 USD	504,324 EUR	Morgan Stanley	03/19/2025	1,375	—
5,042,611 USD	4,798,418 EUR	Morgan Stanley	03/19/2025	—	(61,061)
456,591 USD	9,537,553 MXN	Morgan Stanley	03/19/2025	6,387	—
9,332 USD	105,000 NOK	Morgan Stanley	03/19/2025	—	(9)
3,373,671 EUR	540,193,041 JPY	Royal Bank of Canada	03/19/2025	92,426	—
814,332 EUR	856,118 USD	Royal Bank of Canada	03/19/2025	10,708	—
268,903,592 JPY	1,685,249 EUR	Royal Bank of Canada	03/19/2025	—	(39,921)
2,620,000 CAD	37,539,098 MXN	Royal Bank of Canada	03/26/2025	7,559	—
130,950 EUR	136,656 USD	Scotia Capital (USA) Inc.	03/19/2025	708	—
5,913,672 EUR	947,285,561 JPY	State Street	03/19/2025	164,587	—
1,178,118 EUR	1,215,896 USD	State Street	03/19/2025	—	(7,184)
545,450,459 JPY	3,409,390 EUR	State Street	03/19/2025	—	(90,330)
19,384,328 MXN	943,669 USD	State Street	03/19/2025	2,703	—
9,178,118 NOK	810,360 USD	State Street	03/19/2025	—	(4,516)
1,283,187 SGD	142,708,745 JPY	State Street	03/19/2025	—	(515)
3,556,022 USD	3,395,643 EUR	State Street	03/19/2025	—	(30,785)
185,101 CAD	127,595 USD	UBS	03/19/2025	—	(435)
850,686 EUR	138,073,175 JPY	UBS	03/19/2025	35,690	—
719,750 EUR	8,452,022 NOK	UBS	03/19/2025	3,191	—
814,332 EUR	855,719 USD	UBS	03/19/2025	10,308	—
9,992,618 EUR	10,328,789 USD	UBS	03/19/2025	—	(45,197)
272,154,362 JPY	1,704,695 EUR	UBS	03/19/2025	—	(41,366)
63,572,165 JPY	411,247 USD	UBS	03/19/2025	—	(11,810)
2,259,456 SGD	1,681,544 USD	UBS	03/19/2025	8,404	—
871,099 USD	828,724 EUR	UBS	03/19/2025	—	(10,746)
443,909 USD	67,129,116 JPY	UBS	03/19/2025	2,819	—
97,903,803 JPY	656,875 USD	UBS	03/26/2025	4,811	—
Total				2,357,592	(2,109,538)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Aluminum	3	05/2025	USD	195,368	—	(1,933)
3-Month Aluminum	10	05/2025	USD	651,000	—	(22,015)
3-Month Copper	1	05/2025	USD	233,804	—	(2,012)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Copper	2	05/2025	USD	468,062	—	(1,908)
3-Month Copper	1	05/2025	USD	234,106	—	(2,935)
3-Month Copper	1	05/2025	USD	233,921	—	(3,470)
3-Month CORRA	60	09/2025	CAD	14,616,750	20,619	—
3-Month Euro Euribor	65	06/2025	EUR	15,904,688	—	(3,915)
3-Month Euro Euribor	138	09/2025	EUR	33,813,450	42,270	—
3-Month Euro Euribor	5	03/2026	EUR	1,226,125	63	—
3-Month Euro Euribor	42	09/2026	EUR	10,295,775	41,015	—
3-Month Euro Euribor	26	03/2027	EUR	6,368,700	—	(5,330)
3-Month Euro Euribor	10	09/2027	EUR	2,447,750	9,432	—
3-Month Euro Euribor	17	03/2028	EUR	4,158,625	—	(3,843)
3-Month Lead	1	05/2025	USD	49,712	—	(304)
3-Month Lead	1	05/2025	USD	49,719	—	(485)
3-Month Lead	1	05/2025	USD	49,732	240	—
3-Month Lead	1	05/2025	USD	49,751	297	—
3-Month Lead	1	05/2025	USD	49,813	—	(316)
3-Month Nickel	1	05/2025	USD	92,445	—	(1,759)
3-Month Zinc	1	05/2025	USD	69,821	—	(3,008)
3-Month Zinc	1	05/2025	USD	69,831	—	(2,798)
3-Month Zinc	1	05/2025	USD	69,816	—	(1,025)
3-Month Zinc	1	05/2025	USD	69,825	—	(341)
90-Day AUD Bank Bill	3	12/2025	AUD	2,973,532	193	—
90-Day AUD Bank Bill	1	03/2026	AUD	991,250	59	—
Brent Crude	3	03/2025	USD	218,430	—	(8,243)
Brent Crude	11	03/2025	USD	800,910	—	(20,222)
CAC40 Index	2	03/2025	EUR	162,500	255	—
CAC40 Index	26	03/2025	EUR	2,112,500	—	(18,357)
CAC40 Index	21	03/2025	EUR	1,706,250	—	(19,693)
Canadian Government 10-Year Bond	80	06/2025	CAD	9,981,600	88,511	—
Canadian Government 10-Year Bond	66	06/2025	CAD	8,234,820	61,443	—
Canola	28	05/2025	CAD	364,616	—	(8,592)
Canola	18	07/2025	CAD	236,916	—	(2,722)
Cocoa	2	05/2025	GBP	146,840	—	(14,708)
Cocoa	6	05/2025	USD	547,440	—	(127,294)
Cocoa	1	07/2025	GBP	72,480	—	(15,782)
Cocoa	1	09/2025	GBP	68,770	—	(15,379)
Coffee	10	05/2025	USD	1,398,938	99,173	—
Coffee	2	05/2025	USD	279,788	—	(21,495)
Coffee	4	05/2025	USD	559,575	—	(36,647)
Coffee	4	07/2025	USD	547,125	—	(42,459)
Consumer Discretionary Select Sector Index E-mini	1	03/2025	USD	218,340	—	(11,532)
Consumer Staples Select Sector Index E-mini	1	03/2025	USD	83,880	1,759	—
Copper	9	05/2025	USD	1,023,300	—	(6,153)
Copper	20	05/2025	USD	2,274,000	—	(79,059)
Copper	1	06/2025	USD	234,161	—	(4,859)
Copper	4	07/2025	USD	459,150	—	(3,069)
Corn	18	05/2025	USD	422,550	—	(34,840)
Corn	11	07/2025	USD	261,663	—	(19,037)
Corn	79	07/2025	USD	1,879,213	—	(123,549)
Corn	7	09/2025	USD	157,588	—	(8,941)
Crude Palm Oil	4	04/2025	MYR	464,500	946	—
Crude Palm Oil	19	05/2025	MYR	2,163,150	1,254	—
Crude Palm Oil	17	06/2025	MYR	1,893,375	1,467	—
Crude Palm Oil	2	07/2025	MYR	218,200	—	(1,142)
DAX Index	7	03/2025	EUR	3,943,100	215,659	—
DAX Index	6	03/2025	EUR	3,379,800	190,591	—
DAX Index Mini	1	03/2025	EUR	112,660	7,998	—
DJIA Index E-mini	10	03/2025	USD	2,194,450	10,790	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DJIA Index E-mini	1	03/2025	USD	219,445	—	(2,347)
DJIA Index E-mini	20	03/2025	USD	4,388,900	—	(59,296)
DJIA Micro E-mini	2	03/2025	USD	43,889	663	—
ECX Emissions EUA	19	12/2025	EUR	1,349,000	—	(196,746)
Euro STOXX 50 Index	94	03/2025	EUR	5,128,640	246,580	—
Euro STOXX 50 Index	43	03/2025	EUR	2,346,080	68,237	—
Euro STOXX Banks Index	108	03/2025	EUR	989,820	207,058	—
Euro-BTP	19	03/2025	EUR	2,291,210	—	(11,602)
Euro-BTP	76	03/2025	EUR	9,164,840	—	(37,362)
Euro-Bund	13	03/2025	EUR	1,731,470	—	(45,893)
Feeder Cattle	17	04/2025	USD	2,320,500	54,636	—
Financial Select Sector Index E-mini	3	03/2025	USD	483,053	21,236	—
FTSE 100 Index	36	03/2025	GBP	3,164,580	186,215	—
FTSE 100 Index	46	03/2025	GBP	4,043,630	100,961	—
FTSE China A50 Index	52	03/2025	USD	687,388	—	(2,002)
FTSE China A50 Index	48	03/2025	USD	634,512	—	(3,440)
FTSE Taiwan Index	4	03/2025	USD	299,160	—	(11,717)
FTSE Taiwan Index	11	03/2025	USD	822,690	—	(39,416)
FTSE/JSE Top 40 Index	28	03/2025	ZAR	22,136,800	5,068	—
FTSE/JSE Top 40 Index	12	03/2025	ZAR	9,487,200	—	(7,493)
FTSE/MIB Index	16	03/2025	EUR	3,097,520	295,994	—
FTSE/MIB Index	16	03/2025	EUR	3,097,520	199,126	—
FTSE/MIB Index Mini	12	03/2025	EUR	464,628	54,368	—
Gas Oil	2	04/2025	USD	135,500	—	(5,107)
Gas Oil	5	04/2025	USD	338,750	—	(12,055)
Gold	4	10/2025	JPY	55,292,000	11,512	—
Gold	25	12/2025	JPY	346,750,000	40,805	—
Gold 100 oz.	17	04/2025	USD	4,842,450	69,101	—
Gold 100 oz.	9	04/2025	USD	2,563,650	68,725	—
Gold 100 oz.	10	04/2025	USD	2,848,500	—	(9,994)
Gold 100 oz.	5	06/2025	USD	1,438,050	32,431	—
Gold E-micro	9	04/2025	USD	256,365	5,327	—
Hard Red Winter Wheat	11	05/2025	USD	315,150	—	(28,213)
Hard Red Winter Wheat	1	07/2025	USD	29,300	—	(1,980)
Hard Red Winter Wheat	6	07/2025	USD	175,800	—	(13,927)
IBEX 35 Index	28	03/2025	EUR	3,736,404	72,350	—
IBEX 35 Index	18	03/2025	EUR	2,401,974	35,614	—
IBEX 35 Index Mini	4	03/2025	EUR	53,377	1,271	—
Industrials Select Sector Index	1	03/2025	USD	137,580	—	(2,021)
Japanese Yen	1	03/2025	USD	83,169	—	(458)
KLCI Index	5	03/2025	MYR	385,500	—	(1,239)
Korea 3-Year Bond	422	03/2025	KRW	45,103,360,000	—	(36,145)
Lean Hogs	4	04/2025	USD	133,880	—	(16,289)
Lean Hogs	8	04/2025	USD	267,760	—	(18,994)
Lean Hogs	4	06/2025	USD	152,040	—	(17,399)
Lean Hogs	8	07/2025	USD	309,600	—	(18,178)
Live Cattle	32	04/2025	USD	2,465,920	—	(49,410)
Live Cattle	36	04/2025	USD	2,774,160	—	(82,876)
Live Cattle	18	06/2025	USD	1,359,180	—	(18,120)
Live Cattle	11	08/2025	USD	826,870	6,326	—
Live Cattle	11	10/2025	USD	836,660	—	(6,904)
Lumber	4	05/2025	USD	73,865	901	—
Milling Wheat	2	09/2025	EUR	23,025	—	(892)
Milling Wheat	1	12/2025	EUR	11,838	—	(381)
MSCI EAFE Index	18	03/2025	USD	2,186,640	43,754	—
MSCI EAFE Index	4	03/2025	USD	485,920	5,272	—
MSCI EAFE Index	26	03/2025	USD	3,158,480	—	(12,314)
MSCI Emerging Markets Index	26	03/2025	USD	1,425,450	—	(11,694)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	17	03/2025	USD	932,025	—	(34,863)
MSCI Singapore Index	2	03/2025	SGD	79,280	334	—
MSCI Singapore Index	23	03/2025	SGD	911,720	—	(1,213)
MSCI Singapore Index	66	03/2025	SGD	2,616,240	—	(2,068)
NASDAQ 100 Index E-mini	3	03/2025	USD	1,255,170	—	(36,229)
NASDAQ 100 Index E-mini	7	03/2025	USD	2,928,730	—	(150,163)
NASDAQ 100 Index Micro E-mini	1	03/2025	USD	41,839	—	(1,358)
Natural Gas	20	03/2025	USD	766,800	24,407	—
Natural Gas	11	03/2025	USD	421,740	16,891	—
Natural Gas	11	03/2025	USD	421,740	—	(23,101)
Natural Gas	9	04/2025	USD	350,640	20,105	—
Natural Gas	10	05/2025	USD	404,400	—	(21,237)
Natural Gas	8	09/2025	USD	341,120	58,346	—
Natural Gas E-mini	8	03/2025	USD	76,680	—	(6,662)
Nikkei 225 Index	2	03/2025	JPY	74,220,000	—	(30,236)
NY Harbor ULSD Heat Oil	3	03/2025	USD	291,690	—	(5,072)
NY Harbor ULSD Heat Oil	9	03/2025	USD	875,070	—	(25,757)
NY Harbor ULSD Heat Oil	4	04/2025	USD	379,848	—	(14,707)
NY Harbor ULSD Heat Oil	3	05/2025	USD	280,312	—	(11,475)
NY Harbor ULSD Heat Oil	1	06/2025	USD	92,967	—	(3,807)
OMXS30 Index	96	03/2025	SEK	26,181,600	—	(11,209)
Palladium	2	06/2025	USD	182,380	—	(18,723)
Platinum	4	04/2025	USD	187,580	—	(18,632)
Platinum	8	04/2025	USD	375,160	—	(32,285)
Primary Aluminum	12	06/2025	USD	782,565	—	(7,962)
Rapeseed	7	04/2025	EUR	186,463	1,475	—
Rapeseed	11	04/2025	EUR	293,013	—	(3,827)
Rapeseed	16	07/2025	EUR	398,800	6,547	—
RBOB Gasoline	3	03/2025	USD	280,010	—	(9,067)
RBOB Gasoline	2	05/2025	USD	186,203	—	(8,807)
RBOB Gasoline	5	06/2025	USD	460,488	—	(18,081)
Real Estate Select Sector Index E-mini	1	03/2025	USD	52,938	1,424	—
Robusta Coffee	6	05/2025	USD	319,800	—	(20,516)
Robusta Coffee	3	07/2025	USD	158,700	—	(9,183)
S&P 500 Index E-mini	4	03/2025	USD	1,192,650	—	(11,943)
S&P 500 Index E-mini	20	03/2025	USD	5,963,250	—	(170,783)
S&P Mid 400 Index E-mini	2	03/2025	USD	619,940	—	(26,603)
S&P Mid 400 Index E-mini	4	03/2025	USD	1,239,880	—	(56,731)
S&P/TSX 60 Index	13	03/2025	CAD	3,981,120	27,624	—
S&P/TSX 60 Index	21	03/2025	CAD	6,431,040	4,586	—
S&P/TSX 60 Index	4	03/2025	CAD	1,224,960	—	(2,687)
SGX TSI Iron Ore China 62%	43	04/2025	USD	440,492	—	(16,216)
SGX TSI Iron Ore China 62%	58	04/2025	USD	594,152	—	(21,439)
SGX USD/CNH FX	1	03/2025	CNH	728,270	426	—
Short Term Euro-BTP	69	03/2025	EUR	7,428,540	8,171	—
Short Term Euro-BTP	97	03/2025	EUR	10,443,020	5,058	—
Short Term Euro-BTP	196	03/2025	EUR	21,101,360	—	(40,270)
Silver	3	05/2025	USD	472,440	—	(27,350)
Silver	8	05/2025	USD	1,259,840	—	(79,237)
Silver	2	07/2025	USD	318,030	—	(16,088)
South African Rand	1	03/2025	USD	26,700	—	(427)
South African Rand	7	03/2025	USD	186,900	—	(3,042)
Soybean Oil	16	05/2025	USD	423,552	—	(17,825)
Soybean Oil	5	07/2025	USD	133,530	—	(7,907)
Soybean Oil	16	07/2025	USD	427,296	—	(18,138)
Soybean Oil	28	12/2025	USD	741,720	—	(24,380)
SPI 200 Index	28	03/2025	AUD	5,692,400	—	(93,326)
SPI 200 Index	29	03/2025	AUD	5,895,700	—	(98,291)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
STOXX 600 Utilities Index	4	03/2025	EUR	79,640	1,245	—
STOXX Europe 600 Bank Index	7	03/2025	EUR	91,000	16,093	—
STOXX Europe 600 Index	88	03/2025	EUR	2,447,720	192,182	—
STOXX Europe 600 Index	80	03/2025	EUR	2,225,200	64,739	—
Sugar #11	7	04/2025	USD	145,197	—	(9,505)
Sugar #11	18	04/2025	USD	373,363	—	(23,089)
Sugar #11	17	06/2025	USD	345,005	—	(22,012)
Sugar #11	9	09/2025	USD	183,658	—	(9,685)
Sugar #11	4	02/2026	USD	83,283	—	(3,884)
TOPIX Index	1	03/2025	JPY	26,760,000	—	(6,699)
TOPIX Index	6	03/2025	JPY	160,560,000	—	(23,782)
TOPIX Index Mini	9	03/2025	JPY	24,084,000	—	(5,594)
U.S. Dollar Index	23	03/2025	USD	2,473,834	23,351	—
U.S. Treasury 2-Year Note	201	06/2025	USD	41,600,719	163,338	—
U.S. Treasury 5-Year Note	373	06/2025	USD	40,260,688	480,798	—
Utilities Select Sector Index E-mini	4	03/2025	USD	319,840	4,114	—
Volatility Index	3	03/2025	USD	56,487	—	(2,018)
Volatility Index	6	04/2025	USD	114,277	—	(2,283)
Wheat	1	09/2025	USD	29,225	—	(2,552)
White Sugar #5	10	04/2025	USD	266,300	—	(9,931)
White Sugar #5	5	07/2025	USD	128,600	—	(5,700)
WIG 20 Index	65	03/2025	PLN	3,360,500	17,972	—
WTI Crude	7	03/2025	USD	488,320	—	(12,055)
Yuan Offshore Renminbi	2	03/2025	CNH	1,457,800	—	(76)
Zinc	1	06/2025	USD	69,966	—	(1,478)
Total					3,766,791	(2,882,341)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(2)	03/2025	JPY	(27,948,000)	3,271	—
1-Month SOFR	(12)	07/2025	USD	(4,797,134)	—	(6,059)
30-Day Fed Funds	(1)	02/2026	USD	(401,699)	—	(1,210)
3-Month Lead	(1)	05/2025	USD	(49,823)	—	(182)
3-Month Lead	(1)	05/2025	USD	(49,845)	—	(198)
3-Month Lead	(2)	05/2025	USD	(99,515)	577	—
3-Month Nickel	(1)	05/2025	USD	(92,412)	—	(106)
3-Month Nickel	(6)	05/2025	USD	(555,414)	2,447	—
3-Month SOFR	(102)	09/2025	USD	(24,468,525)	6,602	—
3-Month SOFR	(68)	09/2025	USD	(16,312,350)	—	(23,047)
3-Month SOFR	(177)	03/2026	USD	(42,619,388)	—	(184,611)
3-Month SONIA	(22)	09/2025	GBP	(5,272,575)	—	(11,843)
3-Month Zinc	(8)	05/2025	USD	(558,530)	26,140	—
90-Day AUD Bank Bill	(20)	06/2025	AUD	(19,810,955)	—	(2,747)
Australian 10-Year Bond	(73)	03/2025	AUD	(8,287,359)	16,408	—
Australian 10-Year Bond	(1)	03/2025	AUD	(113,525)	—	(576)
Australian 10-Year Bond	(53)	03/2025	AUD	(6,016,849)	—	(42,435)
Australian 3-Year Bond	(46)	03/2025	AUD	(4,892,444)	3,842	—
Australian 3-Year Bond	(48)	03/2025	AUD	(5,105,159)	—	(15,450)
Australian 3-Year Bond	(162)	03/2025	AUD	(17,229,912)	—	(29,955)
Australian Dollar	(145)	03/2025	USD	(8,987,825)	218,929	—
Australian Dollar	(1)	03/2025	USD	(61,985)	1,743	—
Brazilian Real	(1)	03/2025	USD	(16,840)	344	—
Brent Crude	(9)	03/2025	USD	(655,290)	7,001	—
Brent Crude	(1)	04/2025	USD	(72,280)	49	—
Brent Crude	(3)	05/2025	USD	(215,370)	157	—
Brent Crude	(9)	10/2025	USD	(627,480)	10,351	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
British Pound	(2)	03/2025	USD	(157,150)	—	(3,747)
British Pound	(39)	03/2025	USD	(3,064,425)	—	(83,690)
Canadian Dollar	(142)	03/2025	USD	(9,827,110)	228,294	—
Canadian Dollar	(3)	03/2025	USD	(207,615)	2,945	—
Canadian Government 10-Year Bond	(19)	06/2025	CAD	(2,370,630)	—	(21,023)
Class III Milk	(2)	04/2025	USD	(73,080)	876	—
Cocoa	(1)	05/2025	USD	(91,240)	1,008	—
Corn	(70)	12/2025	USD	(1,592,500)	—	(39,292)
Cotton	(32)	05/2025	USD	(1,044,000)	37,971	—
Cotton	(17)	05/2025	USD	(554,625)	29,875	—
Cotton	(4)	07/2025	USD	(132,780)	5,081	—
Crude Oil E-mini	(3)	03/2025	USD	(104,640)	—	(631)
Euro	(1)	03/2025	USD	(64,844)	1,049	—
Euro FX	(115)	03/2025	USD	(14,914,063)	260,620	—
Euro FX Micro E-mini	(2)	03/2025	USD	(25,938)	270	—
Euro/Japanese Yen	(1)	03/2025	JPY	19,491,250	514	—
Euro-Bobl	(66)	03/2025	EUR	(7,781,400)	—	(66,258)
Euro-Bobl	(89)	03/2025	EUR	(10,493,100)	—	(90,270)
Euro-BTP	(16)	03/2025	EUR	(1,929,440)	25,356	—
Euro-Bund	(43)	03/2025	EUR	(5,727,170)	20,066	—
Euro-Bund	(25)	03/2025	EUR	(3,329,750)	—	(45,993)
Euro-Bund	(53)	03/2025	EUR	(7,059,070)	—	(87,614)
Euro-Buxl 30-Year	(21)	03/2025	EUR	(2,725,800)	—	(45,783)
Euro-Buxl 30-Year	(20)	03/2025	EUR	(2,596,000)	—	(54,862)
Euro-OAT	(52)	03/2025	EUR	(6,477,120)	—	(123,068)
Euro-OAT	(61)	03/2025	EUR	(7,598,160)	—	(171,290)
Euro-Schatz	(74)	03/2025	EUR	(7,912,820)	—	(26,525)
Euro-Schatz	(194)	03/2025	EUR	(20,744,420)	—	(71,583)
FCOJ-A	(2)	05/2025	USD	(90,360)	—	(1,407)
Gas Oil	(2)	05/2025	USD	(133,850)	—	(2)
ICE NYSE Fang + Index	(1)	03/2025	USD	(64,612)	—	(902)
IFSC Nifty 50 Index	(45)	03/2025	USD	(2,004,300)	37,131	—
IFSC Nifty 50 Index	(1)	03/2025	USD	(44,540)	190	—
Indian Rupee	(119)	03/2025	USD	(2,717,484)	12,582	—
Indian Rupee	(1)	03/2025	USD	(22,836)	201	—
Indian Rupee Standard	(3)	03/2025	USD	(171,165)	1,156	—
Japanese 10-Year Government Bond	(17)	03/2025	JPY	(2,376,090,000)	214,827	—
Japanese 10-Year Government Bond	(3)	03/2025	JPY	(419,310,000)	18,689	—
Japanese 10-Year Government Bond	(1)	03/2025	JPY	(139,770,000)	—	(2,009)
Japanese Yen	(13)	03/2025	USD	(1,081,194)	7,790	—
Japanese Yen	(29)	03/2025	USD	(2,411,894)	—	(57,511)
KOSPI 200 Index Mini	(3)	03/2025	KRW	(50,040,000)	416	—
Long Gilt	(51)	06/2025	GBP	(4,764,930)	—	(76,844)
Long Gilt	(71)	06/2025	GBP	(6,633,530)	—	(79,810)
Maize	(1)	06/2025	EUR	(10,863)	180	—
Materials Select Sector Index E-mini	(2)	03/2025	USD	(188,560)	—	(9,903)
Mexican Peso	(110)	03/2025	USD	(2,666,400)	6,609	—
Mexican Peso	(4)	03/2025	USD	(96,960)	338	—
Milling Wheat	(24)	05/2025	EUR	(274,800)	11,442	—
New Zealand Dollar	(140)	03/2025	USD	(7,825,300)	286,924	—
Nickel	(7)	06/2025	USD	(650,458)	—	(196)
Nikkei 225 Index	(1)	03/2025	USD	(188,025)	3,498	—
Nikkei 225 Index	(3)	03/2025	JPY	(55,702,500)	—	(1,664)
Nikkei 225 Index Mini	(22)	03/2025	JPY	(81,642,000)	5,020	—
Norwegian Krone	(22)	03/2025	USD	(3,903,900)	21,811	—
Platinum	(2)	10/2025	JPY	(4,529,000)	—	(53)
Platinum	(2)	12/2025	JPY	(4,508,000)	84	—
RBOB Gasoline	(1)	03/2025	USD	(93,337)	133	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
RBOB Gasoline	(5)	04/2025	USD	(467,586)	—	(2,226)
Rough Rice	(6)	05/2025	USD	(162,060)	4,276	—
Russell 2000 Index E-mini	(2)	03/2025	USD	(216,530)	—	(968)
Russell 2000 Index E-mini	(1)	03/2025	USD	(108,265)	—	(1,587)
South Korean Won	(28)	03/2025	USD	(479,780)	2,894	—
Soybean	(3)	05/2025	USD	(153,863)	5,231	—
Soybean	(9)	07/2025	USD	(468,000)	14,467	—
Soybean	(26)	07/2025	USD	(1,352,000)	—	(11,820)
Soybean	(23)	11/2025	USD	(1,183,925)	15,049	—
Soybean Meal	(20)	05/2025	USD	(600,400)	11,115	—
Soybean Meal	(2)	05/2025	USD	(60,040)	—	(135)
Soybean Meal	(19)	07/2025	USD	(584,250)	6,396	—
Soybean Meal	(28)	07/2025	USD	(861,000)	5,913	—
Swedish Krona	(12)	03/2025	USD	(2,230,200)	—	(31,763)
Swiss Franc	(69)	03/2025	USD	(9,562,106)	212,667	—
Swiss Franc	(1)	03/2025	USD	(138,581)	936	—
Technology Select Sector Index E-mini	(1)	03/2025	USD	(227,600)	8,858	—
Thai SET50 Index	(126)	03/2025	THB	(19,167,120)	41,511	—
U.S. Long Bond	(17)	06/2025	USD	(2,007,594)	—	(53,102)
U.S. Long Bond	(28)	06/2025	USD	(3,306,625)	—	(62,246)
U.S. Long Bond	(43)	06/2025	USD	(5,078,031)	—	(83,036)
U.S. Treasury 10-Year Note	(49)	06/2025	USD	(5,443,594)	—	(65,448)
U.S. Treasury 10-Year Note	(118)	06/2025	USD	(13,109,063)	—	(149,062)
U.S. Treasury 2-Year Note	(91)	06/2025	USD	(18,834,156)	—	(78,080)
U.S. Treasury 2-Year Note	(106)	06/2025	USD	(21,938,688)	—	(88,511)
U.S. Treasury 5-Year Note	(56)	06/2025	USD	(6,044,500)	—	(76,673)
U.S. Treasury 5-Year Note	(91)	06/2025	USD	(9,822,313)	—	(94,123)
U.S. Treasury Ultra 10-Year Note	(43)	06/2025	USD	(4,912,750)	—	(71,597)
U.S. Treasury Ultra 10-Year Note	(195)	06/2025	USD	(22,278,750)	—	(332,049)
U.S. Treasury Ultra Bond	(19)	06/2025	USD	(2,358,375)	—	(55,381)
U.S. Treasury Ultra Bond	(75)	06/2025	USD	(9,309,375)	—	(333,716)
Volatility Index Mini	(1)	03/2025	USD	(1,883)	—	(153)
Wheat	(7)	05/2025	USD	(194,513)	5,722	—
Wheat	(8)	07/2025	USD	(227,700)	13,033	—
Wheat	(1)	07/2025	USD	(28,463)	223	—
WTI Crude	(2)	03/2025	USD	(139,520)	—	(372)
WTI Crude	(9)	03/2025	USD	(627,840)	—	(1,095)
WTI Crude	(2)	04/2025	USD	(138,680)	—	(312)
WTI Crude	(2)	04/2025	USD	(138,680)	257	—
WTI Crude	(2)	05/2025	USD	(137,740)	—	(633)
WTI Crude	(1)	06/2025	USD	(68,380)	—	(91)
WTI Crude	(3)	06/2025	USD	(205,140)	1,515	—
WTI Crude	(3)	11/2025	USD	(198,180)	—	(125)
Yen Denominated Nikkei 225 Index	(2)	03/2025	JPY	(37,590,000)	—	(2,479)
Total					1,890,870	(3,077,132)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $135,560,504, which represents 27.72% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2025.
(c)	Zero coupon bond.
(d)	Represents a security purchased on a when-issued basis.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2025.

(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Notes to Consolidated Portfolio of Investments (continued)
(g)	Non-income producing investment.
(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(i)	Perpetual security with no specified maturity date.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2025.

(k)	Represents a security in default.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Income from this security may be subject to alternative minimum tax.
(n)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $479,670, which represents 0.10% of total net assets.

(o)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 28, 2025, the total market value of these securities amounted to $479,670, which represents 0.10% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Abiomed, Inc., CVR	12/21/2022	15,541	—	24,866
Albireo Pharma, Inc., CVR	01/09/2023-01/23/2023	37,853	80,907	98,399
Cincor Pharma, Inc.	01/09/2023-02/23/2023	44,405	135,473	164,676
Concert Pharmaceuticals, Inc., CVR	01/19/2023-03/02/2023	173,147	63,478	77,396
Resolute Forest Products, Inc.	07/06/2022-12/29/2022	76,222	101,179	114,333
			381,037	479,670

(p)	Valuation based on significant unobservable inputs.
(q)
The stated interest rate represents the weighted average interest rate at February 28, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(r)	Represents a security purchased on a forward commitment basis.
(s)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(t)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	151,518,200	114,764,890	(124,911,325)	10,458	141,382,223	3,219	3,352,049	141,396,363
Abbreviation Legend
BNY	Bank of New York
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	23,097,193	—	23,097,193
Commercial Mortgage-Backed Securities - Agency	—	1,076,399	—	1,076,399
Commercial Mortgage-Backed Securities - Non-Agency	—	30,002,235	—	30,002,235
Common Stocks
Communication Services	—	295,782	—	295,782
Real Estate	—	882	—	882
Total Common Stocks	—	296,664	—	296,664
Convertible Bonds	—	5,328,310	—	5,328,310
Convertible Preferred Stocks
Industrials	—	518,221	—	518,221
Information Technology	—	332,665	—	332,665
Utilities	—	913,716	—	913,716
Total Convertible Preferred Stocks	—	1,764,602	—	1,764,602
Corporate Bonds & Notes	—	99,816,522	—	99,816,522
Foreign Government Obligations	—	39,454,498	—	39,454,498
Municipal Bonds	—	3,408,226	—	3,408,226
Preferred Stocks
Financials	306,546	—	—	306,546
Total Preferred Stocks	306,546	—	—	306,546
Residential Mortgage-Backed Securities - Agency	—	52,838,074	—	52,838,074
Residential Mortgage-Backed Securities - Non-Agency	—	61,369,511	—	61,369,511
Rights
Health Care	—	—	365,337	365,337
Materials	—	—	114,333	114,333
Total Rights	—	—	479,670	479,670
Senior Loans	—	11,676,173	—	11,676,173
U.S. Treasury Obligations	—	11,231,500	—	11,231,500
Money Market Funds	141,382,223	—	—	141,382,223
Total Investments in Securities	141,688,769	341,359,907	479,670	483,528,346
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,357,592	—	2,357,592
Futures Contracts	5,657,661	—	—	5,657,661
Liability
Forward Foreign Currency Exchange Contracts	—	(2,109,538)	—	(2,109,538)
Futures Contracts	(5,959,473)	—	—	(5,959,473)
Total	141,386,957	341,607,961	479,670	483,474,588
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Fair value measurements   (continued)
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $345,267,771)	$342,146,123
Affiliated issuers (cost $141,367,205)	141,382,223
Foreign currency (cost $198,907)	197,464
Cash collateral held at broker for:
Forward foreign currency exchange contracts	3,710,000
TBA	272,000
Margin deposits on:
Futures contracts	18,401,703
Unrealized appreciation on forward foreign currency exchange contracts	2,357,592
Receivable for:
Investments sold	1,605,297
Investments sold on a delayed delivery basis	1,231,649
Capital shares sold	286,565
Dividends	476,026
Interest	2,965,621
Interfund lending	100,000
Foreign tax reclaims	30,031
Variation margin for futures contracts	1,436,793
Prepaid expenses	3,060
Deferred compensation of board members	122,282
Other assets	14,883
Total assets	516,739,312
Liabilities
Due to custodian	3,748
Unrealized depreciation on forward foreign currency exchange contracts	2,109,538
Cash collateral due to broker for:
TBA	53,000
Payable for:
Investments purchased	883,825
Investments purchased on a delayed delivery basis	21,610,021
Capital shares redeemed	659,309
Variation margin for futures contracts	2,130,830
Management services fees	14,742
Transfer agent fees	40,912
Compensation of chief compliance officer	42
Compensation of board members	1,226
Other expenses	35,848
Deferred compensation of board members	151,889
Total liabilities	27,694,930
Net assets applicable to outstanding capital stock	$489,044,382
Represented by
Paid in capital	578,124,275
Total distributable earnings (loss)	(89,079,893)
Total - representing net assets applicable to outstanding capital stock	$489,044,382
Institutional Class
Net assets	$489,044,382
Shares outstanding	53,590,801
Net asset value per share	$9.13
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Statement of Operations
Six Months Ended February 28, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$87,578
Dividends — affiliated issuers	3,352,049
Interest	9,070,589
Interfund lending	169
Foreign taxes withheld	(46,967)
Total income	12,463,418
Expenses:
Management services fees	2,623,418
Transfer agent fees
Institutional Class	268,616
Custodian fees	35,905
Printing and postage fees	21,002
Registration fees	23,920
Accounting services fees	27,477
Legal fees	10,337
Interest on collateral	1,924
Compensation of chief compliance officer	42
Compensation of board members	7,862
Deferred compensation of board members	3,420
Other	19,069
Total expenses	3,042,992
Net investment income	9,420,426
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,550,726)
Investments — affiliated issuers	3,219
Foreign currency translations	1,434,762
Forward foreign currency exchange contracts	(623,453)
Futures contracts	(4,327,477)
Swap contracts	88,259
Net realized loss	(4,975,416)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,279,327)
Investments — affiliated issuers	10,458
Foreign currency translations	(222,834)
Forward foreign currency exchange contracts	788,792
Futures contracts	(3,191,179)
Swap contracts	9,354
Net change in unrealized appreciation (depreciation)	(4,884,736)
Net realized and unrealized loss	(9,860,152)
Net decrease in net assets resulting from operations	$(439,726)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Statement of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations
Net investment income	$9,420,426	$18,567,919
Net realized loss	(4,975,416)	(18,534,277)
Net change in unrealized appreciation (depreciation)	(4,884,736)	17,469,967
Net increase (decrease) in net assets resulting from operations	(439,726)	17,503,609
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(10,000,535)	(10,963,938)
Total distributions to shareholders	(10,000,535)	(10,963,938)
Increase in net assets from capital stock activity	22,766,229	31,764,125
Total increase in net assets	12,325,968	38,303,796
Net assets at beginning of period	476,718,414	438,414,618
Net assets at end of period	$489,044,382	$476,718,414

	Six Months Ended		Year Ended
	February 28, 2025 (Unaudited)		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	5,843,581	53,885,155	12,929,244	120,024,413
Distributions reinvested	1,096,550	10,000,535	1,215,514	10,963,938
Shares redeemed	(4,450,945)	(41,119,461)	(10,732,618)	(99,224,226)
Net increase	2,489,186	22,766,229	3,412,140	31,764,125

Total net increase	2,489,186	22,766,229	3,412,140	31,764,125
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2025

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Per share data
Net asset value, beginning of period	$9.33	$9.19	$9.79	$9.68	$9.38	$9.36
Income (loss) from investment operations:
Net investment income	0.18	0.38	0.26 (a)	0.05	0.02	0.08
Net realized and unrealized gain (loss)	(0.19)	0.00 (b),(c)	(0.16)	0.20	0.36	0.13
Total from investment operations	(0.01)	0.38	0.10	0.25	0.38	0.21
Distributions to shareholders
Distributions from net investment income	(0.19)	(0.24)	(0.67)	(0.14)	(0.08)	(0.19)
Distributions from net realized gains	—	—	(0.03)	—	—	—
Total distributions to shareholders	(0.19)	(0.24)	(0.70)	(0.14)	(0.08)	(0.19)
Net asset value, end of period	$9.13	$9.33	$9.19	$9.79	$9.68	$9.38
Total return	(0.09%)	4.18%	1.14%	2.60%	4.12%	2.34%
Ratios to average net assets
Total gross expenses(d)	1.27%(e)	1.30%(e)	1.31%(e),(f)	1.31%(e),(f)	1.36%(e),(f)	1.39%(f)
Total net expenses(d),(g)	1.27%(e)	1.30%(e)	1.31%(e),(f)	1.31%(e),(f)	1.36%(e),(f)	1.39%(f)
Net investment income	3.94%	4.15%	2.75%(a)	0.47%	0.23%	0.91%
Supplemental data
Net assets, end of period (in thousands)	$489,044	$476,718	$438,415	$534,369	$524,920	$480,367
Portfolio turnover	62%	141%	200%	171%	203%	188%

Notes to Consolidated Financial Highlights
(a)	Includes income resulting from special dividends. The effect of these amounted to:

Class	Net investment income per share ($)	Net investment income ratio (%)
Year Ended 8/31/2023
Institutional Class	0.01	0.08

(b)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.
(d)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	2/28/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020
Institutional Class	—%	—%	0.03%	0.04%	0.10%	0.10%

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements
February 28, 2025 (Unaudited)
Note 1. Organization
Multi-Manager Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
ASGM Offshore Fund, Ltd. and ASMF Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At February 28, 2025, each Subsidiary’s financial statement information is as follows:
	ASGM Offshore Fund, Ltd.	ASMF Offshore Fund, Ltd.
% of consolidated fund net assets	0.80%	1.88%
Net assets	$3,912,622	$9,204,877
Net investment income (loss)	88,966	183,250
Net realized gain (loss)	(647,675)	(762,909)
Net change in unrealized appreciation (depreciation)	(1,195,385)	(1,353,798)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates, and to group retirement plan recordkeeping platforms that have an agreement with (i) Columbia Management Investment Distributors, Inc. or an affiliate thereof that specifically authorizes the group retirement plan recordkeeper to offer and/or service Institutional 3 Class shares within such platform, provided also that Fund shares are held in an omnibus account and (ii) Wilshire Associates, appointed or serving as investment manager or consultant to the recordkeeper’s group retirement platform. The Fund does not currently offer Institutional 3 Class shares. The Fund offers the share class listed in the Consolidated Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to generate total return through long and short currency positions versus the U.S. dollar, to shift foreign currency exposure back to U.S. dollars, to generate alpha, to hedge the currency exposure associated with some or all the Fund’s securities and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates, to manage exposure to the securities market, to manage exposure to commodity markets, government bonds and currency markets, to produce incremental earnings, to generate alpha and to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract.
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to gain exposure to or protect itself from market rate changes and to hedge the portfolio risk associated with some or all the Fund’s securities.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2025:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,397,756 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,357,592
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,292,393 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,230,031 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	737,481 *
Total		8,015,253

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	988,296 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,109,538
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	180,714 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,008,249 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,782,214 *
Total		8,069,011

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended February 28, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(1,231,177)	—	(1,231,177)
Equity risk	—	(14,265)	—	(14,265)
Foreign exchange risk	(623,453)	281,918	—	(341,535)
Interest rate risk	—	(3,363,953)	88,259	(3,275,694)
Total	(623,453)	(4,327,477)	88,259	(4,862,671)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(2,538,309)	—	(2,538,309)
Equity risk	—	39,671	—	39,671
Foreign exchange risk	788,792	1,036,118	—	1,824,910
Interest rate risk	—	(1,728,659)	9,354	(1,719,305)
Total	788,792	(3,191,179)	9,354	(2,393,033)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 28, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	426,928,642
Futures contracts — short	349,832,690

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	2,446,167	(2,158,010)
Interest rate swap contracts	35,102	(5,502)
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Consolidated Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2025:
	ANZ Securities ($)	Barclays ($)	BNY Capital Markets ($)	Citi ($)(a)	Citi ($)(a)	Goldman Sachs ($)(a)	Goldman Sachs ($)(a)	HSBC ($)	JPMorgan ($)(a)	JPMorgan ($)(a)	Morgan Stanley ($)	Royal Bank of Canada ($)	Scotia Capital (USA) Inc. ($)	State Street ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	38,368	100,234	245	219,557	1,982	31,247	1,926	78,402	167,823	1,178,471	195,423	110,693	708	167,290	65,223	2,357,592
Liabilities
Forward foreign currency exchange contracts	36,908	43,022	42,112	357,609	364	77,166	48,548	132,116	88,384	776,249	224,255	39,921	-	133,330	109,554	2,109,538
Total financial and derivative net assets	1,460	57,212	(41,867)	(138,052)	1,618	(45,919)	(46,622)	(53,714)	79,439	402,222	(28,832)	70,772	708	33,960	(44,331)	248,054
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Net amount (c)	1,460	57,212	(41,867)	(138,052)	1,618	(45,919)	(46,622)	(53,714)	79,439	402,222	(28,832)	70,772	708	33,960	(44,331)	248,054

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Consolidated Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Consolidated Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2025 was 1.10% of the Fund’s average daily net assets.

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AlphaSimplex Group, LLC, Crabel Capital Management, LLC, Manulife Investment Management (US) LLC and TCW Investment Management Company LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2025, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.11
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2025 (%)
Institutional Class	1.37
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
486,635,000	14,183,000	(17,343,000)	(3,160,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(22,898,207)	(22,898,207)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2024 as arising on September 1, 2024.
Late year ordinary losses ($)	Post-October capital losses ($)
557,417	—

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $222,227,400 and $206,785,667, respectively, for the six months ended February 28, 2025, of which $153,808,488 and $149,437,805, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $2,799 for the six months ended February 28, 2025.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	233,333	5.05	6
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had an outstanding interfund loan balance at February 28, 2025 as shown in the Consolidated Statement of Assets and Liabilities. The loans are unsecured.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2025.
Note 9. Significant risks
Alternative strategies investment risk
An investment in alternative investment strategies (Alternative Strategies) involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds (including the Fund’s cash sweep vehicle) must impose a mandatory liquidity fee on redemptions if daily net redemptions exceed 5% of their net assets and certain money market funds (including the Fund’s cash sweep vehicle) may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the money market fund. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the money market fund’s portfolio holdings to meet the redemptions, or 1% if such an amount cannot be estimated. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 28, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Multi-Manager Alternative Strategies Fund  | 2025

Notes to Consolidated Financial Statements (continued)
February 28, 2025 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Alternative Strategies Fund  | 2025

Multi-Manager Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR100_08_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Consolidated Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Consolidated Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025